UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  November 30, 2018

Item 1. Reports to Stockholders.

Annual Report

Convergence Core Plus Fund
Convergence Opportunities Fund
Convergence Market Neutral Fund

November 30, 2018

Investment Adviser

Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	9

CONVERGENCE CORE PLUS FUND

SCHEDULE OF INVESTMENTS	18

SCHEDULE OF SECURITIES SOLD SHORT	25

CONVERGENCE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS	32

SCHEDULE OF SECURITIES SOLD SHORT	39

CONVERGENCE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS	47

SCHEDULE OF SECURITIES SOLD SHORT	54

STATEMENTS OF ASSETS AND LIABILITIES	61

STATEMENTS OF OPERATIONS	62

STATEMENTS OF CHANGES IN NET ASSETS

CONVERGENCE CORE PLUS FUND	63

CONVERGENCE OPPORTUNITIES FUND	64

CONVERGENCE MARKET NEUTRAL FUND	65

STATEMENTS OF CASH FLOWS	66

FINANCIAL HIGHLIGHTS

CONVERGENCE CORE PLUS FUND	68

CONVERGENCE OPPORTUNITIES FUND	70

CONVERGENCE MARKET NEUTRAL FUND	72

NOTES TO FINANCIAL STATEMENTS	73

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	86

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT	87

NOTICE OF PRIVACY POLICY & PRACTICES	96

ADDITIONAL INFORMATION	97

Convergence Investment Partners
2018 Shareholder Report

Convergence Core Plus Fund (MARNX)
Convergence Opportunities Fund (CIPOX)
Convergence Market Neutral Fund (CPMNX)

Shareholder Letter (Unaudited)

Dear Shareholder:

We are pleased to provide to you the annual report of the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund for the fiscal year ended November 30, 2018.  We have been successfully managing our U.S. larger cap Convergence Core Plus Fund, incepted December 29, 2009, for nearly 9 years. Additionally, our smaller cap focused Convergence Opportunities Fund has reached its 5-year anniversary. Finally, our youngest fund, the Convergence Market Neutral Fund, will hit the 3-year mark at the end of January 2019.  All of our funds employ the Convergence systematic long/short investment approach which seeks to benefit from fundamentally strong companies outperforming their weak fundamental counterparts. Over the long term, our funds strive for strong total returns with the potential for downside risk mitigation through an active short.  We manage all of our funds with the philosophy that over the long term, strong “fundamentals” outperform weak “fundamentals.”  Moreover, our funds all utilize the Convergence proprietary stock ranking process which analyzes the domestic investment universe and helps to identify, quantify and rank strong and weak fundamentals.

Looking at a shorter period, such as the twelve months ended November 30, 2018, we see that much of the positive spread or differentiation in stocks has been a combination of more predictable earnings, strong price momentum and low risk (price volatility).  Conversely, there was negative contribution from fundamental tilts to valuation, leverage and large cashflow generators.  This demonstrates the benefit of the fundamental factor diversification that we employ at Convergence. While it is unlikely for all fundamental tilts to generate a positive spread in short time periods, these fundamental spreads, based on sound economic principles, can help produce real wealth for investors over time (shown by our research) as they provide complimentary attributes.  We remain steadfast to our philosophy that strong fundamentals win in the long run.

Digging a bit deeper into the performance of the past 12 months, our Convergence Core Plus Fund and Convergence Market Neutral Fund both generated strong positive long-short spread while our smaller cap Convergence Opportunities Fund did not.  A key performance metric that we monitor is the return difference or return spread between the long holdings in the portfolio versus the short holdings.  Within the Convergence Opportunities Fund the long positions were down for the twelve months while the short positions delivered a positive return.  This was driven by poor short environments for small caps in February, April and May.  Conversely, the strong spread returns for Convergence Core Plus Fund and Convergence Market Neutral Fund was the main driver behind the outperformance of these funds relative to their benchmarks.  We were especially pleased that all our funds generated positive long-short spread in October of 2018, a month of extreme volatility.

At Convergence, we never expect our funds to outperform in every time period.  We do, however, firmly believe that investment decisions based on a sound and logical philosophy paired with a long-term approach can deliver superior results.  Buying reasonably valued stocks with strong earnings and sales growth, while shorting unprofitable stocks with wild valuations, seems like a recipe for success to us at Convergence.

Convergence Core Plus Fund Performance

The objective of the Convergence Core Plus Fund is to achieve long-term growth.  The Fund seeks to realize its investment objective by establishing long and short positions in equity securities of larger cap domestic and foreign companies with medium and large market capitalizations. The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market. Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle. The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100% of the fund’s total assets. Under normal market conditions, the Fund’s long positions may range from 120% to 150% of the fund’s total assets and its short positions may range from 20% to 50% of the fund’s total assets. In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

In the fiscal year ended November 30, 2018, the Convergence Core Plus Fund returned 7.69%, versus the Russell 3000® Total Return Index at 5.53%.  The Convergence Core Plus Fund has advanced cumulatively 208.71% net of fees from December 29, 2009 (its inception) through November 30, 2018, versus the Russell 3000® Total Return Index at 193.35%.

Average Annual Total Returns (net of fees)

						Since
	One		One	Three	Five	Inception
Through November 30, 2018	Month	YTD	Year	Year	Year	Annualized
Convergence Core Plus
Institutional Class (MARNX)	0.71%	5.87%	7.69%	10.70%	9.44%	13.47%
Russell 3000® Total Return	2.00%	4.48%	5.53%	11.80%	10.62%	12.82%

						Since
			One	Three	Five	Inception
Through September 30, 2018	Quarter	YTD	Year	Year	Year	Annualized
Convergence Core Plus
Institutional Class (MARNX)	9.04%	12.71%	20.48%	15.99%	12.58%	14.56%
Russell 3000® Total Return	7.12%	10.57%	17.58%	17.07%	13.46%	13.82%

Fund inception = 12/29/2009

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund applicable to investors is 2.11%, the Expense Ratio net of dividends on short positions is 1.28%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to contractually waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of dividends or interest expenses on short positions, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 1.50% of the average net assets for the Institutional Class of the Core Plus Fund through November 1, 2020.

Periods less than 12 months are not annualized.

Convergence Opportunities Fund Performance

The objective of the Convergence Opportunities Fund is to achieve long-term growth.  The Fund seeks to realize its investment objective by establishing long and short positions in equity securities of domestic and foreign companies with small and medium market capitalizations.  The Fund will hold long (purchase) securities that Convergence believes will outperform the market, and it will sell short securities expected to underperform the market.  Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100% of the fund’s total assets.  Under normal market conditions, the Fund’s long positions may range from 120% to 150% of the fund’s total assets and its short positions may range from 20% to 50% of the fund’s total assets.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies within each industry group.

In the fiscal year ended November 30, 2018, the Convergence Opportunities Fund returned -5.48%, versus the Russell 2000® Total Return Index at 0.57%.  The Convergence Opportunities Fund completed its first 5 years, from November 29, 2013, through November 30, 2018, up cumulatively 31.19% net of fees, while the Russell 2000® Total Return Index was up 43.58% cumulative over the same period.

Average Annual Total Returns (net of fees)

						Since
	One		One	Three	Five	Inception
Through November 30, 2018	Month	YTD	Year	Year	Year	Annualized
Convergence Opportunities
Institutional Class (CIPOX)	-0.17%	-4.87%	-5.48%	5.91%	5.58%	5.58%
Russell 2000® Total Return	1.59%	0.98%	0.57%	10.08%	7.50%	7.50%

						Since
			One	Three	Five	Inception
Through September 30, 2018	Quarter	YTD	Year	Year	Year	Annualized
Convergence Opportunities
Institutional Class (CIPOX)	5.65%	4.95%	7.17%	12.47%	NA	7.95%
Russell 2000® Total Return	3.58%	11.51%	15.24%	17.12%	NA	10.00%

Fund inception = 11/29/2013

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund applicable to investors is 2.35%, the Expense Ratio net of dividends on short positions is 1.34%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to contractually waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of dividends or interest expenses on short positions, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 1.50% of the average net assets for the Institutional Class of the Opportunities Fund through November 1, 2020.

Periods less than 12 months are not annualized.

Convergence Market Neutral Fund Performance

The Convergence Market Neutral Fund’s objective is to seek positive absolute returns.  The Market Neutral Fund is intended to produce returns uncorrelated to the stock market, aiding diversification while striving to improve risk adjusted returns.  The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price).  The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle.  The Fund focuses primarily on companies with medium and large market capitalizations. Convergence constructs the portfolio as an actively managed equity strategy that adapts to ever changing market dynamics through a market cycle.  The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 0 to 20% of the fund’s total assets.  Under normal market conditions, the Fund’s long positions may range from 70% to 125% of the fund’s total assets and its short positions may range from 60% to 100% of the fund’s total assets.  In making investment decisions for the Fund, Convergence utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness (and unattractiveness) of the companies within each industry group.

In the fiscal year ended November 30, 2018, the Convergence Market Neutral Fund returned 5.02%, versus the ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Total Return Index at 1.80% and the S&P 500 Total Return Index at 6.27%.  The Convergence Market Neutral Fund was up cumulatively 12.90% net of fees from its January 29, 2016, inception through November 30, 2018.

Average Annual Total Returns (net of fees)
				Since
	One		One	Inception
Through November 30, 2018	Month	YTD	Year	Annualized
Convergence Market Neutral
Institutional Class (CPMNX)	-1.05%	4.44%	5.02%	4.37%
ICE BofA Merrill Lynch
3 Month U.S. Treasury Bill	0.21%	1.69%	1.80%	1.01%
S&P 500 TR	2.04%	5.11%	6.27%	15.59%

				Since
			One	Inception
Through September 30, 2018	Quarter	YTD	Year	Annualized
Convergence Market Neutral
Institutional Class (CPMNX)	4.43%	6.75%	9.38%	5.51%
ICE BofA Merrill Lynch
3 Month U.S. Treasury Bill	0.49%	1.30%	1.59%	0.93%
S&P 500 TR	7.71%	10.56%	17.91%	18.87%

Fund inception = 1/29/2016

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Gross Expense Ratio on the Fund is 2.89%, the Net Expense Ratio is 2.48% and the Net Expense Ratio excluding dividends on short positions is 1.51%. Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has contractually agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (exclusive of dividends or interest expenses on short positions, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) for the Fund does not exceed 1.50% of the Fund’s average net assets through November 1, 2020. The Net Expense Ratio is applicable to investors.

Periods less than 12 months are not annualized.

The Convergence fundamental stock picking methodology is geared toward long holdings with strong cash flow, earnings, profits and other desirable financial characteristics. We strive to achieve these favorable portfolio statistics while never overpaying in terms of valuation. Our research has shown that, over time, companies with these characteristics have rewarded investors, as the portfolio statistics are signs of healthy and growing companies with competitively strong business models. The Convergence process separately seeks to identify companies with weak or declining fundamentals, and our research has shown this to be effective in sourcing alpha from shorting.

In closing, as we always say, “stick to fundamentals!”

Thank you for your support.

David J. Abitz, CFA	Justin Neuberg, CFA
President & Chief Investment Officer	Co-Portfolio Manager
Convergence Investment Partners, LLC	Convergence Investment Partners, LLC

Disclosures

Past performance is not indicative of future results.

This commentary is for informational purposes only and should not be viewed as a recommendation to buy or sell any security. Investors should seek financial advice regarding the appropriateness of investing in any securities or investment strategies discussed in this documentation and should understand that statements regarding future prospects may not be realized. Investors should note that income from such securities may fluctuate and that each security’s price or value may rise or fall. Accordingly, investors may receive back less than originally invested. There is no guarantee that the views expressed will come to pass.

Mutual fund investing involves risk. Principal loss is possible. Investments in small, micro and midcap companies involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. The Funds invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds regularly make short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested. However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

Must be preceded or accompanied by a prospectus.

Diversification does not assure a profit nor protect against loss in a declining market.

Quasar Distributors, LLC, distributor.

Alpha – The excess return of an investment relative to the return of a benchmark index is the investment’s alpha.

Correlation – A statistical measure that quantifies the degree to which two securities move in relation to each other. Correlations are used in advanced portfolio management and have a value that must fall between -1 and 1.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Total Return Index is a subset of the Russell 3000 Total Return Index. The Russell 3000 Index measures the performance of the largest 3000 Total Return U.S. companies representing approximately 98% of the investable U.S. equity market. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. The S&P 500 TR Index an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ and assumes that any cash distributions, such as dividends, are reinvested back into the index. You cannot invest directly in an index. The volatility of an index may be materially different from that of the strategy due to varying degrees of diversification and other factors. Index returns do not reflect the deduction of any fees. You cannot invest directly in an index.

CONVERGENCE FUNDS
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/18 – 11/30/18).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Core Plus Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/18	11/30/18	6/1/18 – 11/30/18*
Actual**	$1,000.00	$1,014.30	$10.91
Hypothetical (5% return
before expenses)***	$1,000.00	$1,014.24	$10.91

*
Expenses are equal to the Fund’s annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.27%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $6.41.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $6.43.

	Convergence Opportunities Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/18	11/30/18	6/1/18 – 11/30/18*
Actual**	$1,000.00	$ 960.00	$12.92
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.88	$13.26

*
Expenses are equal to the Fund’s annualized expense ratio of 2.63%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.48%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.27.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.49.

CONVERGENCE FUNDS
Expense Examples (Continued)
(Unaudited)

	Convergence Market Neutral Fund –
	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/18	11/30/18	6/1/18 – 11/30/18*
Actual**	$1,000.00	$1,008.90	$9.52
Hypothetical (5% return
before expenses)***	$1,000.00	$1,015.59	$9.55

*
Expenses are equal to the Fund’s annualized expense ratio of 1.89%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).  Excluding dividends on short positions, interest and broker expenses, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions, interest and broker expenses, your actual cost of investing in the Fund would be $7.55.
***	Excluding dividends on short positions, interest and broker expenses, your hypothetical cost of investing in the Fund would be $7.59.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Core Plus Fund generally considers companies with medium and large market capitalizations to be those that comprise the upper half of the Russell 3000® Total Return Index. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of November 30, 2018

		Russell 3000®
	Institutional	Total Return
	Class Shares	Index
One Year	7.69%	5.53%
Three Year	10.70%	11.80%
Five Year	9.44%	10.62%
Since Inception (12/29/09)	13.47%	12.82%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 3000® Total Return Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with small to medium market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund generally considers companies with small and medium market capitalizations to be those companies that comprise the lower 2,500 stocks by market capitalization of the Russell 3000® Total Return Index.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE OPPORTUNITIES FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of November 30, 2018

		Russell 2000®
	Institutional	Total Return
	Class Shares	Index
One Year	(5.48)%	0.57%
Three Year	5.91%	10.08%
Five Year	5.58%	7.50%
Since Inception (11/29/13)	5.58%	7.50%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000® Total Return Index is a subset of the Russell 3000® Total Return Index.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek positive absolute returns. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies that are deemed to be attractive (and likely to increase in price), or unattractive (and likely to decrease in price). The Fund is designed to be “market neutral,” targeting a portfolio designed to generate positive absolute returns with low correlation to the U.S. equity market over a normal business cycle. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities it expects to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Continued

CONVERGENCE MARKET NEUTRAL FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of November 30, 2018

		ICE BofA
		Merrill Lynch
		3 Month
	Institutional	U.S. Treasury
	Class Shares	Bill Index
One Year	5.02%	1.80%
Since Inception (1/29/16)	4.37%	1.01%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date for Institutional Class shares. The graph does not reflect any future performance.

The ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

One cannot invest directly in an index.

Growth of $15,000 Investment

*	Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

November 30, 2018

	Shares	Value

COMMON STOCKS* 133.19%

Administrative and Support Services 0.71%
ASGN, Inc. (a)	6,010	$416,192
Robert Half International, Inc.	6,295	389,220
		805,412

Air Transportation 1.25%
United Continental Holdings, Inc. (a)	14,512	1,403,311

Ambulatory Health Care Services 1.30%
Amedisys, Inc. (a)	10,719	1,460,464

Apparel Manufacturing 0.27%
G-III Apparel Group Ltd. (a)	7,547	302,484

Beverage and Tobacco Product Manufacturing 0.99%
PepsiCo, Inc.	9,138	1,114,288

Broadcasting (except Internet) 3.34%
Comcast Corp. – Class A	50,281	1,961,461
Walt Disney Co.	15,624	1,804,416
		3,765,877

Building Material and Garden Equipment and Supplies Dealers 2.90%
Home Depot, Inc.	8,742	1,576,358
Lowe’s Companies, Inc.	11,730	1,106,960
MSC Industrial Direct Company, Inc. – Class A	6,637	587,972
		3,271,290

Chemical Manufacturing 9.64%
AbbVie, Inc.	32,200	3,035,493
Celanese Corp. – Class A	7,312	738,000
CF Industries Holdings, Inc.	15,232	642,638
Eli Lilly & Co.	6,017	713,857
Mallinckrodt PLC (a)(b)	31,884	758,520
Merck & Co., Inc.	9,097	721,756
Mosaic Co.	21,245	764,820
Pfizer, Inc.	53,738	2,484,308
Zoetis, Inc.	10,878	1,021,118
		10,880,510

Clothing and Clothing Accessories Stores 1.04%
Signet Jewelers Ltd. (b)	22,343	1,177,476

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Computer and Electronic Product Manufacturing 14.48%
Alphabet, Inc. – Class C (a)	1,780	$1,948,085
Apple, Inc.	19,308	3,448,023
Broadcom, Inc.	8,376	1,988,546
Cisco Systems, Inc.	16,804	804,407
Garmin Ltd. (b)	8,288	552,478
Intel Corp.	41,345	2,038,722
Medtronic PLC (b)	13,631	1,329,432
Micron Technology, Inc. (a)	37,555	1,448,121
NetApp, Inc.	23,348	1,561,281
Zebra Technologies Corp. – Class A (a)	6,738	1,211,492
		16,330,587

Credit Intermediation and Related Activities 13.09%
Bank of America Corp.	102,384	2,907,705
Bank of New York Mellon Corp.	27,991	1,436,218
Capital One Financial Corp.	16,401	1,470,842
CIT Group, Inc.	6,492	301,424
Citigroup, Inc.	42,979	2,784,609
First BanCorp (b)	28,930	261,817
H&R Block, Inc.	28,673	774,458
JPMorgan Chase & Co.	27,665	3,076,070
State Street Corp.	15,354	1,121,149
TCF Financial Corp.	14,830	333,527
Zions Bancorporation	6,168	300,135
		14,767,954

Data Processing, Hosting and Related Services 1.66%
Visa, Inc. – Class A	13,207	1,871,564

Electrical Equipment, Appliance, and Component Manufacturing 1.47%
Generac Holdings, Inc. (a)	19,606	1,115,974
Integer Holdings Corp. (a)	6,118	541,932
		1,657,906

Fabricated Metal Product Manufacturing 0.71%
Rexnord Corp. (a)	28,490	806,552

Food and Beverage Stores 0.98%
Kroger Co.	37,283	1,105,814

Food Manufacturing 3.02%
Archer-Daniels-Midland Co.	28,880	1,329,058
Post Holdings, Inc. (a)	14,674	1,419,709

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Food Manufacturing 3.02% (Continued)
Tyson Foods, Inc. – Class A	11,104	$654,581
		3,403,348

Food Services and Drinking Places 1.87%
Brinker International, Inc.	17,381	887,822
Starbucks Corp.	8,257	550,907
Yum! Brands, Inc.	7,234	667,119
		2,105,848

General Merchandise Stores 2.48%
Kohl’s Corp.	16,839	1,131,076
Wal-Mart, Inc.	17,150	1,674,698
		2,805,774

Health and Personal Care Stores 3.37%
CVS Health Corp.	9,976	800,075
Sally Beauty Holdings, Inc. (a)	52,361	1,105,341
Walgreens Boots Alliance, Inc.	22,326	1,890,341
		3,795,757

Hospitals 1.14%
HCA Healthcare, Inc.	8,971	1,291,734

Insurance Carriers and Related Activities 4.37%
Allstate Corp.	4,547	405,547
Lincoln National Corp.	9,395	591,603
MetLife, Inc.	17,490	780,579
Primerica, Inc.	4,034	479,562
Progressive Corp.	13,371	886,364
UnitedHealth Group, Inc.	5,023	1,413,271
Unum Group	10,529	378,096
		4,935,022

Leather and Allied Product Manufacturing 0.96%
Deckers Outdoor Corp. (a)	4,914	654,741
Nike, Inc. – Class B	5,782	434,344
		1,089,085

Machinery Manufacturing 1.02%
AGCO Corp.	9,142	545,595
EnerSys, Inc.	7,026	613,862
		1,159,457

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Management of Companies and Enterprises 1.00%
AES Corp.	72,993	$1,130,662

Merchant Wholesalers, Durable Goods 0.66%
WestRock Co.	15,832	745,846

Merchant Wholesalers, Nondurable Goods 1.94%
AmerisourceBergen Corp.	11,603	1,031,507
Nu Skin Enterprises, Inc. – Class A	17,415	1,148,867
		2,180,374

Miscellaneous Manufacturing 1.09%
Haemonetics Corp. (a)	11,485	1,232,111

Motion Picture and Sound Recording Industries 1.49%
Netflix, Inc. (a)	5,859	1,676,436

Motor Vehicle and Parts Dealers 1.00%
O’Reilly Automotive, Inc. (a)	3,267	1,132,930

Nonstore Retailers 2.57%
Amazon.com, Inc. (a)	972	1,642,845
WW Grainger, Inc.	3,993	1,253,962
		2,896,807

Oil and Gas Extraction 1.76%
Phillips 66	14,206	1,328,545
Range Resources Corp.	44,872	652,888
		1,981,433

Paper Manufacturing 1.42%
International Paper Co.	14,420	666,060
Packaging Corporation of America	2,981	291,601
Sonoco Products Co.	11,229	646,117
		1,603,778

Performing Arts, Spectator Sports, and Related Industries 1.67%
Viacom, Inc. – Class B	60,928	1,880,238

Petroleum and Coal Products Manufacturing 4.22%
Chevron Corp.	10,757	1,279,438
HollyFrontier Corp.	20,711	1,293,815

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Petroleum and Coal Products Manufacturing 4.22% (Continued)
Marathon Petroleum Corp.	17,521	$1,141,668
Valero Energy Corp.	13,178	1,052,922
		4,767,843

Plastics and Rubber Products Manufacturing 1.03%
Armstrong World Industries, Inc. (a)	7,523	503,966
Goodyear Tire & Rubber Co.	28,327	656,053
		1,160,019

Professional, Scientific, and Technical Services 14.92%
Amgen, Inc.	13,294	2,768,476
Aspen Technology, Inc. (a)(c)	19,450	1,678,535
Biogen, Inc. (a)	5,757	1,921,226
CACI International, Inc. – Class A (a)	7,924	1,306,747
F5 Networks, Inc. (a)	9,259	1,592,270
FTI Consulting, Inc. (a)	4,760	334,390
Insperity, Inc.	5,148	515,006
International Business Machines Corp.	7,253	901,330
Omnicom Group, Inc.	18,831	1,449,422
Sabre Corp.	52,038	1,330,612
Teledyne Technologies, Inc. (a)	3,954	887,989
VMware, Inc. – Class A (a)(c)	12,896	2,158,017
		16,844,020

Publishing Industries (except Internet) 7.92%
Citrix Systems, Inc. (a)	19,226	2,095,056
Fortinet, Inc. (a)	24,896	1,838,321
Microsoft Corp.	17,713	1,964,195
Oracle Corp.	33,753	1,645,796
Veeva Systems, Inc. – Class A (a)	14,643	1,408,071
		8,951,439

Rail Transportation 0.95%
CSX Corp.	14,797	1,074,706

Real Estate 0.62%
CBRE Group, Inc. – Class A (a)	16,148	705,345

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 4.09%
CME Group, Inc.	7,198	1,368,196
E*TRADE Financial Corp.	25,768	1,347,409

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 4.09% (Continued)
Morgan Stanley	30,770	$1,365,880
National General Holdings Corp.	20,202	536,363
		4,617,848

Support Activities for Mining 1.14%
ConocoPhillips	19,462	1,287,995

Support Activities for Transportation 0.67%
XPO Logistics, Inc. (a)	10,006	759,055

Telecommunications 2.77%
Verizon Communications, Inc.	51,766	3,121,490

Transportation Equipment Manufacturing 4.44%
Aerovironment, Inc. (a)	4,008	307,013
Allison Transmission Holdings, Inc.	17,875	842,092
Boeing Co.	9,447	3,275,841
Lear Corp.	4,317	588,191
		5,013,137

Utilities 3.22%
Black Hills Corp.	8,232	545,041
CenterPoint Energy, Inc.	30,217	846,378
Exelon Corp.	25,814	1,197,511
NRG Energy, Inc.	27,264	1,047,756
		3,636,686

Water Transportation 0.54%
Norwegian Cruise Line Holdings Ltd. (a)(b)	11,812	606,192
TOTAL COMMON STOCKS (Cost $124,999,111)		150,313,904

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS* 4.60%
Apartment Investment & Management Co. – Class A	11,370	$535,413
AvalonBay Communities, Inc.	3,622	690,245
First Industrial Realty Trust, Inc.	17,288	554,253
GEO Group, Inc.	24,695	573,912
Host Hotels & Resorts, Inc.	31,389	596,390
Medical Properties Trust, Inc.	31,876	550,499
Park Hotels & Resorts, Inc.	19,036	586,690
PS Business Parks, Inc.	4,351	613,578
Xenia Hotels & Resorts, Inc.	23,956	486,786
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,944,875)		5,187,766

SHORT-TERM INVESTMENTS 0.08%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 2.100% (c)(d)	95,536	95,536
TOTAL SHORT-TERM INVESTMENTS (Cost $95,536)		95,536

Total Investments (Cost $130,039,522) 137.87%		155,597,206
Liabilities in Excess of Other Assets (37.87)%		(42,735,912)
TOTAL NET ASSETS 100.00%		$112,861,294

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all of a portion of these securities, totaling $151,665,119 are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	Seven day yield as of November 30, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

November 30, 2018

	Shares	Value

SECURITIES SOLD SHORT (48.17)%

COMMON STOCKS (46.32)%

Accommodation (0.49)%
Caesars Entertainment Corp.	(20,312)	$(173,058)
Choice Hotels International, Inc.	(2,552)	(198,725)
Hilton Grand Vacations, Inc.	(5,738)	(183,960)
		(555,743)

Administrative and Support Services (0.64)%
Brink’s Co.	(2,129)	(150,776)
MINDBODY, Inc. – Class A	(14,595)	(405,157)
Perspecta, Inc.	(7,665)	(161,808)
		(717,741)

Air Transportation (0.25)%
Spirit Airlines, Inc.	(4,394)	(281,743)

Amusement, Gambling, and Recreation Industries (0.14)%
Wynn Resorts Ltd.	(1,469)	(160,709)

Broadcasting (except Internet) (1.29)%
Discovery, Inc. – Class C	(20,017)	(559,075)
Liberty Broadband Corp. – Class C	(10,537)	(894,064)
		(1,453,139)

Chemical Manufacturing (5.37)%
ACADIA Pharmaceuticals, Inc.	(12,536)	(238,936)
Aerie Pharmaceuticals, Inc.	(4,114)	(164,107)
Albemarle Corp.	(2,120)	(204,198)
Alnylam Pharmaceuticals, Inc.	(7,366)	(597,825)
Bluebird Bio, Inc.	(5,086)	(625,018)
Clovis Oncology, Inc.	(6,268)	(107,872)
Colgate-Palmolive Co.	(6,596)	(418,978)
Coty, Inc. – Class A	(47,119)	(392,972)
DowDuPont, Inc.	(3,646)	(210,921)
FMC Corp.	(2,175)	(179,960)
Heron Therapeutics, Inc.	(8,343)	(239,694)
Immunomedics, Inc.	(19,045)	(382,614)
International Flavors & Fragrances, Inc.	(1,700)	(240,771)
Medicines Co.	(9,397)	(207,956)
NewMarket Corp.	(406)	(170,715)
Puma Biotechnology, Inc.	(7,512)	(174,579)
Rogers Corp.	(3,657)	(470,510)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Chemical Manufacturing (5.37)% (Continued)
Sage Therapeutics, Inc.	(4,165)	$(480,183)
TESARO, Inc.	(6,359)	(294,930)
Ultragenyx Pharmaceutical, Inc.	(4,861)	(260,890)
		(6,063,629)

Computer and Electronic Product Manufacturing (4.28)%
Arista Networks, Inc.	(1,725)	(411,378)
Cognex Corp.	(10,698)	(470,926)
Coherent, Inc.	(4,357)	(601,963)
FGL Holdings (a)	(47,940)	(383,999)
Inphi Corp.	(10,384)	(414,218)
IPG Photonics Corp.	(4,147)	(589,496)
Johnson Controls International PLC (a)	(7,578)	(263,563)
MACOM Technology Solutions Holdings, Inc.	(18,669)	(331,748)
Marvell Technology Group Ltd. (a)	(9,465)	(152,481)
MaxLinear, Inc.	(16,859)	(343,924)
Microchip Technology, Inc.	(5,288)	(396,600)
Square, Inc. – Class A	(6,712)	(468,766)
		(4,829,062)

Construction of Buildings (0.35)%
Dycom Industries, Inc.	(4,048)	(268,221)
Lennar Corp. – Class A	(2,866)	(122,464)
		(390,685)

Credit Intermediation and Related Activities (3.25)%
Bank of Hawaii Corp.	(3,600)	(287,100)
First Horizon National Corp.	(17,661)	(291,230)
Glacier Bancorp, Inc.	(8,153)	(384,985)
LendingTree, Inc.	(1,252)	(325,946)
New York Community Bancorp, Inc.	(30,014)	(319,049)
Signature Bank	(4,628)	(570,770)
SLM Corp.	(37,358)	(383,666)
Sterling Bancorp	(18,942)	(365,581)
Texas Capital Bancshares, Inc.	(3,622)	(216,089)
TFS Financial Corp.	(12,378)	(198,296)
Valley National Bancorp	(30,623)	(331,341)
		(3,674,053)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Fabricated Metal Product Manufacturing (0.51)%
BWX Technologies, Inc.	(6,050)	$(273,581)
Stanley Black & Decker, Inc.	(2,363)	(309,199)
		(582,780)

Food Manufacturing (1.69)%
Bunge Ltd. (a)	(7,504)	(428,253)
Campbell Soup Co.	(10,594)	(415,285)
General Mills, Inc.	(8,357)	(353,585)
Hain Celestial Group, Inc.	(17,704)	(366,473)
Kraft Heinz Co.	(6,852)	(350,274)
		(1,913,870)

Furniture and Home Furnishings Stores (0.79)%
At Home Group, Inc.	(14,865)	(423,653)
Floor & Decor Holdings, Inc. – Class A	(14,066)	(466,006)
		(889,659)

General Merchandise Stores (0.32)%
PriceSmart, Inc.	(5,373)	(359,400)

Insurance Carriers and Related Activities (1.03)%
American International Group, Inc.	(4,529)	(195,879)
Aon PLC	(1,403)	(231,649)
Brighthouse Financial, Inc.	(5,867)	(236,205)
Everest Re Group Ltd. (a)	(1,101)	(244,510)
Markel Corp.	(219)	(250,567)
		(1,158,810)

Machinery Manufacturing (1.69)%
AAON, Inc.	(5,024)	(190,661)
Brooks Automation, Inc.	(11,587)	(351,781)
Colfax Corp.	(9,231)	(230,221)
Deere & Co.	(1,696)	(262,676)
Evoqua Water Technologies Corp.	(14,736)	(134,687)
Glaukos Corp.	(7,003)	(461,357)
Middleby Corp.	(2,287)	(276,247)
		(1,907,630)

Management of Companies and Enterprises (0.20)%
Ameris Bancorp	(5,271)	(225,757)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Merchant Wholesalers, Durable Goods (1.06)%
Beacon Roofing Supply, Inc.	(9,544)	$(332,704)
Fortune Brands Home & Security, Inc.	(5,680)	(248,784)
LKQ Corp.	(18,492)	(514,817)
Mohawk Industries, Inc.	(756)	(96,813)
		(1,193,118)

Merchant Wholesalers, Nondurable Goods (1.07)%
Aimmune Therapeutics, Inc.	(7,704)	(182,970)
Atara Biotherapeutics, Inc.	(7,690)	(307,216)
Global Blood Therapeutics, Inc.	(8,891)	(280,422)
US Foods Holding Corp.	(13,339)	(442,588)
		(1,213,196)

Mining (except Oil and Gas) (0.37)%
Martin Marietta Materials, Inc.	(1,240)	(236,456)
Summit Materials, Inc. – Class A	(12,670)	(183,715)
		(420,171)

Miscellaneous Manufacturing (3.33)%
ABIOMED, Inc.	(1,001)	(333,013)
Becton Dickinson and Co.	(1,704)	(430,686)
Cantel Medical Corp.	(5,049)	(433,608)
DENTSPLY SIRONA, Inc.	(11,647)	(440,024)
Hasbro, Inc.	(1,506)	(137,046)
ICU Medical, Inc.	(1,673)	(402,340)
iRhythm Technologies, Inc.	(5,865)	(434,479)
Mattel, Inc.	(9,327)	(129,645)
MSA Safety, Inc.	(1,201)	(130,897)
National Vision Holdings, Inc.	(3,868)	(142,226)
Nevro Corp.	(7,074)	(293,642)
Stryker Corp.	(2,477)	(434,614)
		(3,742,220)

Motion Picture and Sound Recording Industries (1.14)%
Lions Gate Entertainment Corp. – Class B (a)	(34,210)	(616,806)
Take-Two Interactive Software, Inc.	(6,135)	(672,826)
		(1,289,632)

Motor Vehicle and Parts Dealers (1.76)%
Cargurus, Inc.	(9,842)	(382,952)
Cars.com, Inc.	(23,521)	(608,488)
Carvana Co.	(10,150)	(439,394)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Motor Vehicle and Parts Dealers (1.76)% (Continued)
Lithia Motors, Inc. – Class A	(6,686)	$(554,002)
		(1,984,836)

Nonstore Retailers (0.46)%
Liberty Expedia Holdings, Inc. – Class A	(12,437)	(521,235)

Oil and Gas Extraction (1.32)%
Callon Petroleum Co.	(27,374)	(234,048)
Concho Resources, Inc.	(2,236)	(291,440)
EQT Corp.	(6,755)	(126,386)
Equitrans Midstream Corp.	(5,404)	(120,617)
Extraction Oil & Gas, Inc.	(26,381)	(150,372)
Matador Resources Co.	(13,798)	(314,594)
Parsley Energy, Inc. – Class A	(12,265)	(246,894)
		(1,484,351)

Performing Arts, Spectator Sports, and Related Industries (0.29)%
International Game Technology PLC (a)	(9,784)	(168,382)
Scientific Games Corp. – Class A	(8,290)	(161,489)
		(329,871)

Petroleum and Coal Products Manufacturing (0.17)%
Valvoline, Inc.	(8,935)	(188,439)

Plastics and Rubber Products Manufacturing (0.13)%
Newell Brands, Inc.	(6,475)	(151,515)

Professional, Scientific, and Technical Services (3.13)%
Alteryx, Inc. – Class A	(10,120)	(609,022)
Amdocs Ltd. (a)	(9,633)	(625,277)
AnaptysBio, Inc.	(2,495)	(186,077)
Diebold Nixdorf, Inc.	(29,770)	(97,348)
Ebix, Inc.	(8,066)	(380,877)
Macquarie Infrastructure Corp.	(6,449)	(268,923)
Mobile Mini, Inc.	(3,608)	(145,835)
Nielsen Holdings PLC (a)	(6,239)	(169,514)
Okta, Inc. – Class A	(9,042)	(575,523)
RealPage, Inc.	(9,188)	(473,918)
		(3,532,314)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Publishing Industries (except Internet) (1.43)%
Blackbaud, Inc.	(5,791)	$(424,191)
DXC Technology Co.	(6,748)	(425,394)
LogMeIn, Inc.	(2,118)	(195,343)
Pegasystems, Inc.	(10,627)	(573,752)
		(1,618,680)

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities (2.09)%
Aramark	(5,513)	(209,825)
CBOE Global Markets, Inc.	(4,057)	(436,614)
Eaton Vance Corp.	(8,905)	(362,700)
Enstar Group Ltd. (a)	(1,263)	(222,503)
Moelis & Co. – Class A	(7,909)	(319,682)
Stifel Financial Corp.	(7,180)	(346,579)
TD Ameritrade Holding Corp.	(8,567)	(460,990)
		(2,358,893)

Support Activities for Mining (0.81)%
C&J Energy Services, Inc.	(13,081)	(224,732)
Keane Group, Inc.	(23,269)	(258,752)
Patterson-UTI Energy, Inc.	(15,621)	(216,819)
SemGroup Corp. – Class A	(13,062)	(211,996)
		(912,299)

Telecommunications (1.89)%
8x8, Inc.	(31,898)	(628,710)
Acacia Communications, Inc.	(11,070)	(474,682)
T-Mobile US, Inc.	(7,438)	(509,131)
Zayo Group Holdings, Inc.	(19,590)	(515,608)
		(2,128,131)

Transportation Equipment Manufacturing (0.89)%
Aptiv PLC (a)	(2,933)	(210,883)
General Dynamics Corp.	(829)	(153,274)
REV Group, Inc.	(16,230)	(198,006)
Sun Hydraulics Corp.	(5,549)	(231,282)
Visteon Corp.	(2,724)	(201,086)
		(994,531)

Truck Transportation (0.28)%
Knight-Swift Transportation Holdings, Inc. – Class A	(9,451)	(327,572)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value
Utilities (1.45)%
Dominion Energy, Inc.	(3,939)	$(293,456)
NiSource, Inc.	(10,210)	(269,748)
Northwest Natural Holding Co.	(3,865)	(256,365)
Sempra Energy	(2,416)	(278,372)
TerraForm Power, Inc. – Class A	(25,546)	(293,778)
Vistra Energy Corp.	(10,385)	(243,840)
		(1,635,559)

Water Transportation (0.53)%
Golar LNG Ltd. (a)	(10,473)	(279,001)
Kirby Corp.	(4,253)	(324,674)
		(603,675)

Wood Product Manufacturing (0.43)%
American Woodmark Corp.	(3,321)	(222,142)
JELD-WEN Holding, Inc.	(13,549)	(258,244)
		(480,386)
TOTAL COMMON STOCKS (Proceeds $62,770,750)		(52,275,034)

REAL ESTATE INVESTMENT TRUSTS (1.85)%
Alexandria Real Estate Equities, Inc.	(1,320)	(164,340)
Columbia Property Trust, Inc.	(6,026)	(129,378)
Crown Castle International Corp.	(1,492)	(171,431)
CyrusOne, Inc.	(2,835)	(158,987)
Digital Realty Trust, Inc.	(1,228)	(141,269)
Duke Realty Corp.	(5,273)	(150,070)
Equinix, Inc.	(397)	(152,956)
Healthcare Trust of America, Inc. – Class A	(5,850)	(164,502)
Iron Mountain, Inc.	(5,078)	(172,500)
JBG SMITH Properties	(3,923)	(157,195)
Liberty Property Trust	(3,965)	(179,574)
Realty Income Corp.	(2,729)	(174,902)
Rexford Industrial Realty, Inc.	(5,305)	(173,155)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $2,039,134)		(2,090,259)
Total Securities Sold Short (Proceeds $64,809,884)		$(54,365,293)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments

November 30, 2018

	Shares	Value

COMMON STOCKS* 133.72%

Accommodation 0.84%
Penn National Gaming, Inc. (a)	13,151	$290,769

Administrative and Support Services 3.33%
ASGN, Inc. (a)	2,844	196,947
Kforce, Inc.	14,814	469,455
On Deck Capital, Inc. (a)	22,039	172,786
Waddell & Reed Financial, Inc. – Class A	15,369	312,913
		1,152,101

Ambulatory Health Care Services 5.66%
Amedisys, Inc. (a)	5,137	699,916
Genomic Health, Inc. (a)	7,314	578,172
Medpace Holdings, Inc. (a)(b)	10,989	680,329
		1,958,417

Beverage and Tobacco Product Manufacturing 1.37%
Boston Beer Company, Inc. – Class A (a)	972	266,853
Turning Point Brands, Inc.	6,938	206,752
		473,605

Broadcasting (except Internet) 2.89%
AMC Networks, Inc. – Class A (a)	5,654	338,448
MSG Network, Inc. – Class A (a)	10,284	275,406
Nexstar Media Group, Inc. – Class A	4,694	387,913
		1,001,767

Building Material and Garden Equipment
and Supplies Dealers 0.97%
MSC Industrial Direct Company, Inc. – Class A	3,807	337,262

Chemical Manufacturing 13.47%
Acorda Therapeutics, Inc. (a)	12,220	249,655
AtriCure, Inc. (a)	14,839	496,958
CF Industries Holdings, Inc.	3,555	149,985
Emergent BioSolutions, Inc. (a)	7,833	570,555
Enanta Pharmaceuticals, Inc. (a)	2,887	228,477
Innoviva, Inc. (a)	40,826	745,482
Ligand Pharmaceuticals, Inc. (a)	2,454	387,168
Mallinckrodt PLC (a)(c)	21,714	516,576
Medifast, Inc.	1,373	203,891
Mosaic Co.	8,643	311,148

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Chemical Manufacturing 13.47% (Continued)
Olin Corp.	15,600	$335,868
Prestige Consumer Healthcare, Inc. (a)	12,034	467,160
		4,662,923

Clothing and Clothing Accessories Stores 5.29%
Genesco, Inc. (a)	7,528	314,369
Shoe Carnival, Inc.	8,002	303,516
Signet Jewelers Ltd. (c)	8,262	435,407
Tailored Brands, Inc.	18,246	417,834
Urban Outfitters, Inc. (a)	9,416	358,655
		1,829,781

Computer and Electronic Product Manufacturing 7.54%
Cabot Microelectronics Corp.	3,198	343,721
Comtech Telecommunications Corp.	15,372	392,601
Cypress Semiconductor Corp.	33,281	462,607
Dolby Laboratories, Inc. – Class A	4,685	329,824
Materion Corp.	5,930	313,578
Sanmina Corp. (a)	14,662	396,460
Tech Data Corp. (a)	4,157	373,922
		2,612,713

Credit Intermediation and Related Activities 14.11%
BancFirst Corp.	4,576	255,432
Comerica, Inc.	3,098	245,300
First BanCorp (c)	58,623	530,538
FNB Corp.	38,200	468,332
Great Southern Bancorp, Inc.	4,153	225,425
H&R Block, Inc.	16,371	442,181
OFG Bancorp (c)	24,477	444,992
Popular, Inc. (c)	11,956	674,318
Umpqua Holdings Corp.	29,900	575,276
Walker & Dunlop, Inc.	7,562	357,153
Zions Bancorporation	13,742	668,686
		4,887,633

Data Processing, Hosting and Related Services 1.47%
HMS Holdings Corp. (a)	14,273	510,117

Educational Services 1.92%
K12, Inc. (a)	27,915	666,052

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Electrical Equipment, Appliance, and
Component Manufacturing 4.84%
Axon Enterprise, Inc. (a)	5,431	$236,086
Generac Holdings, Inc. (a)	8,881	505,507
Integer Holdings Corp. (a)	6,028	533,960
Regal Beloit Corp.	5,134	401,376
		1,676,929

Fabricated Metal Product Manufacturing 2.15%
Hillenbrand, Inc.	8,970	397,461
Rexnord Corp. (a)	12,288	347,873
		745,334

Food and Beverage Stores 0.87%
SpartanNash Co.	16,129	302,419

Food Services and Drinking Places 1.94%
Brinker International, Inc.	9,249	472,438
Hyatt Hotels Corp. – Class A	2,802	199,811
		672,249

Furniture and Home Furnishings Stores 1.09%
Restoration Hardware Outlet (a)(b)	3,261	378,733

Furniture and Related Product Manufacturing 1.08%
HNI Corp.	9,750	375,863

Insurance Carriers and Related Activities 8.50%
American National Insurance Co. (b)	2,138	272,830
CorVel Corp. (a)	3,196	222,761
Essent Group Ltd. (a)(c)	14,316	552,024
MGIC Investment Corp. (a)	43,470	509,034
Primerica, Inc.	3,753	446,157
Radian Group, Inc.	24,645	453,468
Universal Insurance Holdings, Inc.	11,139	488,891
		2,945,165

Leather and Allied Product Manufacturing 3.00%
Crocs, Inc. (a)	19,474	541,377
Deckers Outdoor Corp. (a)	3,742	498,584
		1,039,961

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Machinery Manufacturing 0.91%
Belden, Inc.	5,630	$314,041

Management of Companies and Enterprises 0.54%
American Equity Investment Life Holding Co.	5,467	186,589

Merchant Wholesalers, Durable Goods 0.98%
DXP Enterprises, Inc. (a)	9,393	340,308

Merchant Wholesalers, Nondurable Goods 0.84%
Universal Corp.	4,573	289,928

Miscellaneous Manufacturing 4.03%
Acushnet Holdings Corp.	12,778	291,977
Haemonetics Corp. (a)	4,600	493,488
Matson, Inc.	6,599	259,671
Movado Group, Inc.	2,191	82,469
STAAR Surgical Co. (a)	7,102	269,947
		1,397,552

Nursing and Residential Care Facilities 0.53%
Brookdale Senior Living, Inc. (a)	21,669	185,270

Oil and Gas Extraction 1.77%
Renewable Energy Group, Inc. (a)	8,875	239,181
Southwestern Energy Co. (a)	77,947	375,705
		614,886

Paper Manufacturing 2.00%
Domtar Corp.	7,051	307,283
Verso Corp. – Class A (a)	15,329	386,597
		693,880

Performing Arts, Spectator Sports, and Related Industries 0.94%
Viacom, Inc. – Class B	10,597	327,023

Petroleum and Coal Products Manufacturing 3.35%
CVR Energy, Inc. (b)	8,094	305,468
Murphy Oil Corp.	12,841	409,628
PBF Energy, Inc. – Class A (b)	11,517	445,477
		1,160,573

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Plastics and Rubber Products Manufacturing 1.74%
Goodyear Tire & Rubber Co.	12,080	$279,773
Raven Industries, Inc.	7,998	322,719
		602,492

Primary Metal Manufacturing 3.05%
Atkore International Group, Inc. (a)(b)	18,716	382,181
Global Brass & Copper Holdings, Inc.	7,337	237,499
Silicon Laboratories, Inc. (a)	4,948	437,254
		1,056,934

Professional, Scientific, and Technical Services 9.29%
Aspen Technology, Inc. (a)(b)	5,713	493,032
CACI International, Inc. – Class A (a)	3,155	520,291
Hamilton Lane, Inc. – Class A	5,860	221,625
Insperity, Inc.	5,553	555,522
MAXIMUS, Inc.	8,386	596,413
SPS Commerce, Inc. (a)	4,002	341,090
Unisys Corp. (a)(b)	36,432	492,561
		3,220,534

Publishing Industries (except Internet) 2.50%
Manhattan Associates, Inc. (a)	9,118	451,614
Nuance Communications, Inc. (a)	25,924	414,525
		866,139

Real Estate 2.09%
HFF, Inc. – Class A	9,618	388,568
RMR Group, Inc. – Class A	5,194	335,740
		724,308

Rental and Leasing Services 0.46%
Enova International, Inc. (a)	7,189	159,164

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities 1.65%
Interactive Brokers Group, Inc. – Class A	9,876	571,327

Support Activities for Mining 0.66%
Matrix Service Co. (a)	11,139	227,681

Support Activities for Transportation 0.56%
Hub Group, Inc. – Class A (a)	4,360	193,758

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Telecommunications 1.49%
Telephone & Data Systems, Inc. (b)	14,428	$515,512

Transportation Equipment Manufacturing 3.89%
Aerovironment, Inc. (a)	4,105	314,443
Meritor, Inc. (a)	20,427	337,046
Tower International, Inc.	10,377	291,801
TriMas Corp. (a)	14,020	407,001
		1,350,291

Truck Transportation 0.82%
ArcBest Corp.	7,099	285,806

Utilities 5.13%
Black Hills Corp.	9,988	661,305
Portland General Electric Co.	11,231	540,773
Vistra Energy Corp. (a)	24,564	576,763
		1,778,841

Waste Management and Remediation Services 1.15%
Clean Harbors, Inc. (a)	6,201	400,151

Wholesale Electronic Markets and Agents and Brokers 1.02%
ScanSource, Inc. (a)	9,321	354,571
TOTAL COMMON STOCKS (Cost $39,758,259)		46,337,352

REAL ESTATE INVESTMENT TRUSTS* 8.90%
Americold Realty Trust	13,923	373,136
First Industrial Realty Trust, Inc.	11,539	369,940
GEO Group, Inc.	15,513	360,522
Hospitality Properties Trust	9,531	255,812
Ladder Capital Corp. – Class A	12,423	219,266
Mack-Cali Realty Corp.	22,679	491,227
PS Business Parks, Inc.	2,871	404,869
Sabra Health Care REIT, Inc.	15,203	293,266
Taubman Centers, Inc.	5,964	315,734
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,985,257)		3,083,772

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value
SHORT-TERM INVESTMENTS 3.14%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 2.100% (b)(d)	1,089,745	$1,089,745
TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,745)		1,089,745
Total Investments (Cost $43,833,261) 145.76%		50,510,869
Liabilities in Excess of Other Assets (45.76)%		(15,856,766)
TOTAL NET ASSETS 100.00%		$34,654,103

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $45,154,723, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of November 30, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short

November 30, 2018

	Shares	Value

SECURITIES SOLD SHORT (46.54)%

COMMON STOCKS (42.69)%

Accommodation (0.69)%
Choice Hotels International, Inc.	(1,423)	$(110,809)
Hilton Grand Vacations, Inc.	(4,024)	(129,010)
		(239,819)

Administrative and Support Services (1.99)%
ABM Industries, Inc.	(4,216)	(133,563)
Brink’s Co.	(2,124)	(150,422)
Hostess Brands, Inc. – Class A	(8,908)	(103,778)
MINDBODY, Inc. – Class A	(2,920)	(81,059)
Perspecta, Inc.	(5,085)	(107,344)
WageWorks, Inc.	(3,415)	(113,822)
		(689,988)

Air Transportation (0.57)%
Allegiant Travel Co.	(634)	(85,216)
Spirit Airlines, Inc.	(1,713)	(109,838)
		(195,054)

Ambulatory Health Care Services (0.59)%
Novocure Ltd. (a)	(2,739)	(94,002)
Sientra, Inc.	(6,408)	(108,936)
		(202,938)

Amusement, Gambling, and Recreation Industries (0.45)%
Golden Entertainment, Inc.	(8,683)	(157,075)

Broadcasting (except Internet) (0.37)%
Entercom Communications Corp. – Class A	(9,578)	(62,544)
EW Scripps, Co. – Class A	(3,751)	(66,130)
		(128,674)

Chemical Manufacturing (3.21)%
ACADIA Pharmaceuticals, Inc.	(2,659)	(50,681)
Aclaris Therapeutics, Inc.	(6,228)	(58,045)
Aerie Pharmaceuticals, Inc.	(1,037)	(41,366)
Akebia Therapeutics, Inc.	(6,625)	(53,530)
Alder Biopharmaceuticals, Inc.	(4,611)	(61,695)
Assembly Biosciences, Inc.	(1,872)	(48,260)
Blueprint Medicines Corp.	(862)	(49,453)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Chemical Manufacturing (3.21)% (Continued)
Clovis Oncology, Inc.	(1,717)	$(29,550)
Coherus Biosciences, Inc.	(3,871)	(42,813)
Coty, Inc. – Class A	(4,984)	(41,567)
Dynavax Technologies Corp.	(4,692)	(53,020)
Flexion Therapeutics, Inc.	(2,786)	(45,440)
G1 Therapeutics, Inc.	(1,207)	(46,144)
Karyopharm Therapeutics, Inc.	(5,470)	(56,888)
La Jolla Pharmaceutical Co.	(2,426)	(35,104)
MacroGenics, Inc.	(3,216)	(55,347)
NewMarket Corp.	(242)	(101,756)
Puma Biotechnology, Inc.	(1,349)	(31,351)
Radius Health, Inc.	(3,866)	(64,446)
Rogers Corp.	(743)	(95,594)
Zogenix, Inc.	(1,172)	(48,157)
		(1,110,207)

Clothing and Clothing Accessories Stores (0.30)%
Children’s Place, Inc.	(815)	(105,657)

Computer and Electronic Product Manufacturing (2.60)%
AxoGen, Inc.	(4,670)	(156,351)
CEVA, Inc.	(3,580)	(93,044)
Coherent, Inc.	(774)	(106,936)
Electro Scientific Industries, Inc.	(2,661)	(78,233)
Inphi Corp.	(3,092)	(123,340)
MACOM Technology Solutions Holdings, Inc.	(7,130)	(126,701)
Quantenna Communications, Inc.	(6,510)	(97,520)
ViaSat, Inc.	(1,660)	(114,772)
		(896,897)

Construction of Buildings (0.52)%
Lennar Corp. – Class A	(1,929)	(82,426)
LGI Homes, Inc.	(2,113)	(97,536)
		(179,962)

Credit Intermediation and Related Activities (5.01)%
Banco Latinoamericano de Comercio Exterior SA (a)	(4,652)	(81,410)
Bank of Hawaii Corp.	(1,609)	(128,317)
Byline Bancorp, Inc.	(5,587)	(115,874)
Fidelity Southern Corp.	(4,848)	(115,043)
First Horizon National Corp.	(7,249)	(119,536)
Flagstar Bancorp, Inc.	(3,775)	(122,499)
The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Credit Intermediation and Related Activities (5.01)% (Continued)
Heritage Financial Corp.	(3,415)	$(119,423)
Kearny Financial Corp.	(9,796)	(129,698)
LendingTree, Inc.	(423)	(110,124)
Meta Financial Group, Inc.	(3,660)	(83,668)
OceanFirst Financial Corp.	(4,558)	(117,460)
Sandy Spring Bancorp, Inc.	(3,076)	(110,798)
Signature Bank	(1,282)	(158,108)
Sterling Bancorp	(6,272)	(121,050)
TFS Financial Corp.	(6,711)	(107,510)
		(1,740,518)

Fabricated Metal Product Manufacturing (0.80)%
BWX Technologies, Inc.	(2,326)	(105,182)
LCI Industries	(1,117)	(86,433)
NN, Inc.	(11,921)	(85,593)
		(277,208)

Food Manufacturing (0.48)%
Hain Celestial Group, Inc.	(3,190)	(66,033)
Sanderson Farms, Inc.	(900)	(101,844)
		(167,877)

Food Services and Drinking Places (0.32)%
Chefs’ Warehouse, Inc.	(2,930)	(111,662)

Furniture and Home Furnishings Stores (0.58)%
At Home Group, Inc.	(4,937)	(140,705)
Floor & Decor Holdings, Inc. – Class A	(1,872)	(62,019)
		(202,724)

Furniture and Related Product Manufacturing (0.31)%
Tempur Sealy International, Inc.	(2,090)	(106,548)

Heavy and Civil Engineering Construction (0.26)%
Century Communities, Inc.	(4,361)	(89,706)

Insurance Carriers and Related Activities (0.62)%
Brighthouse Financial, Inc.	(2,803)	(112,849)
MBIA, Inc.	(10,920)	(101,665)
		(214,514)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Machinery Manufacturing (1.01)%
CIRCOR International, Inc.	(3,172)	$(104,993)
Colfax Corp.	(4,300)	(107,242)
Evoqua Water Technologies Corp.	(4,387)	(40,097)
Manitowoc Company, Inc.	(4,952)	(97,802)
		(350,134)

Management of Companies and Enterprises (1.56)%
Ambac Financial Group, Inc.	(5,825)	(101,821)
Ameris Bancorp	(2,649)	(113,457)
Banc of California, Inc.	(6,850)	(117,820)
Cannae Holdings, Inc.	(4,887)	(85,180)
First Foundation, Inc.	(7,609)	(121,820)
		(540,098)

Merchant Wholesalers, Durable Goods (1.95)%
Adient PLC (a)	(2,855)	(67,606)
Beacon Roofing Supply, Inc.	(3,155)	(109,984)
Fitbit, Inc. – Class A	(22,971)	(126,570)
GCP Applied Technologies, Inc.	(3,661)	(99,945)
Spectrum Brands Holdings, Inc.	(739)	(36,492)
Sunrun, Inc.	(9,657)	(141,475)
Veeco Instruments, Inc.	(10,396)	(91,069)
		(673,141)

Merchant Wholesalers, Nondurable Goods (0.91)%
Adamas Pharmaceuticals, Inc.	(2,981)	(30,525)
Aimmune Therapeutics, Inc.	(1,996)	(47,405)
Atara Biotherapeutics, Inc.	(1,942)	(77,583)
Global Blood Therapeutics, Inc.	(1,576)	(49,707)
PetIQ, Inc.	(3,640)	(113,568)
		(318,788)

Mining (except Oil and Gas) (0.16)%
Ring Energy, Inc.	(8,058)	(56,325)

Miscellaneous Manufacturing (1.47)%
BioTelemetry, Inc.	(2,243)	(159,119)
CryoLife, Inc.	(4,034)	(122,311)
Mattel, Inc.	(6,184)	(85,958)
Nevro Corp.	(3,426)	(142,214)
		(509,602)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Motor Vehicle and Parts Dealers (1.22)%
Cargurus, Inc.	(1,386)	$(53,929)
Cars.com, Inc.	(3,711)	(96,004)
Carvana Co.	(3,389)	(146,709)
Lithia Motors, Inc. – Class A	(1,467)	(121,556)
		(418,198)

Nonmetallic Mineral Product Manufacturing (0.23)%
Eagle Materials, Inc.	(1,105)	(80,665)

Nonstore Retailers (0.24)%
Nutrisystem, Inc.	(2,231)	(82,971)

Oil and Gas Extraction (0.28)%
Extraction Oil & Gas, Inc.	(6,750)	(38,475)
WildHorse Resource Development Corp.	(3,141)	(58,046)
		(96,521)

Paper Manufacturing (0.25)%
Graphic Packaging Holding Co.	(7,149)	(85,717)

Performing Arts, Spectator Sports, and Related Industries (0.60)%
International Game Technology PLC (a)	(5,853)	(100,730)
Scientific Games Corp. – Class A	(5,522)	(107,569)
		(208,299)

Petroleum and Coal Products Manufacturing (0.32)%
Valvoline, Inc.	(5,191)	(109,478)

Pipeline Transportation (0.34)%
South Jersey Industries, Inc.	(3,831)	(119,527)

Primary Metal Manufacturing (0.54)%
Allegheny Technologies, Inc.	(3,744)	(98,317)
Tahoe Resources, Inc. (a)	(26,013)	(91,306)
		(189,623)

Printing and Related Support Activities (0.42)%
Alta Mesa Resources, Inc. – Class A	(16,600)	(25,398)
Multi-Color Corp.	(2,744)	(121,834)
		(147,232)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Professional, Scientific, and Technical Services (3.11)%
AnaptysBio, Inc.	(597)	$(44,524)
Cloudera, Inc.	(8,111)	(100,090)
Cymabay Therapeutics, Inc.	(4,966)	(44,346)
Diebold Nixdorf, Inc.	(9,003)	(29,440)
Ebix, Inc.	(1,352)	(63,841)
GlycoMimetics, Inc.	(4,845)	(55,670)
Instructure, Inc.	(3,241)	(122,413)
Intra-Cellular Therapies, Inc.	(3,914)	(56,557)
Quotient Technology, Inc.	(7,758)	(95,346)
R1 RCM, Inc.	(14,378)	(131,702)
Select Energy Services, Inc. – Class A	(6,840)	(66,211)
Shake Shack, Inc. – Class A	(1,906)	(105,878)
TTEC Holdings, Inc.	(5,525)	(161,607)
		(1,077,625)

Publishing Industries (except Internet) (1.75)%
Apptio, Inc. – Class A	(2,920)	(111,427)
LogMeIn, Inc.	(1,466)	(135,209)
Medidata Solutions, Inc.	(2,021)	(156,042)
New York Times Co. – Class A	(2,162)	(58,006)
Workiva, Inc.	(3,925)	(146,835)
		(607,519)

Rental and Leasing Services (0.62)%
Aircastle Ltd. (a)	(5,992)	(111,751)
Textainer Group Holdings Ltd. (a)	(9,259)	(103,238)
		(214,989)

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities (0.86)%
Enstar Group Ltd. (a)	(559)	(98,479)
Willscot Corp.	(8,456)	(116,524)
WisdomTree Investments, Inc.	(11,502)	(81,549)
		(296,552)

Support Activities for Mining (0.76)%
C&J Energy Services, Inc.	(4,299)	(73,856)
Forum Energy Technologies, Inc.	(7,652)	(51,192)
SemGroup Corp. – Class A	(4,546)	(73,782)
SRC Energy, Inc.	(11,005)	(63,499)
		(262,329)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Support Activities for Transportation (0.12)%
Daseke, Inc.	(10,457)	$(42,037)

Telecommunications (1.08)%
8x8, Inc.	(5,685)	(112,051)
Acacia Communications, Inc.	(1,345)	(57,674)
Consolidated Communications Holdings, Inc.	(5,540)	(76,230)
GCI Liberty, Inc. – Class A	(1,221)	(58,449)
ORBCOMM, Inc.	(7,385)	(70,010)
		(374,414)

Textile Product Mills (0.36)%
Interface, Inc.	(7,627)	(123,557)

Transportation Equipment Manufacturing (0.95)%
REV Group, Inc.	(10,858)	(132,468)
Sun Hydraulics Corp.	(2,505)	(104,408)
Triumph Group, Inc.	(5,563)	(93,514)
		(330,390)

Utilities (1.20)%
Ormat Technologies, Inc.	(2,165)	(121,435)
SJW Group	(2,728)	(152,877)
TerraForm Power, Inc. – Class A	(12,277)	(141,185)
		(415,497)

Waste Management and Remediation Services (0.14)%
Audentes Therapeutics, Inc.	(1,984)	(48,509)

Water Transportation (0.30)%
Golar LNG Ltd. (a)	(3,859)	(102,804)

Wood Product Manufacturing (0.27)%
American Woodmark Corp.	(1,406)	(94,047)
TOTAL COMMON STOCKS (Proceeds $18,271,377)		(14,793,616)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (3.85)%
Acadia Realty Trust	(2,855)	$(81,853)
Colony Credit Real Estate, Inc.	(4,382)	(74,363)
Columbia Property Trust, Inc.	(3,392)	(72,826)
Corporate Office Properties Trust	(3,531)	(86,404)
Easterly Government Properties, Inc.	(5,541)	(100,958)
Healthcare Trust of America, Inc. – Class A	(3,786)	(106,462)
Hudson Pacific Properties, Inc.	(2,655)	(81,933)
Lexington Realty Trust	(11,575)	(101,629)
Outfront Media, Inc.	(5,596)	(116,285)
PennyMac Mortgage Investment Trust	(4,955)	(104,303)
Physicians Realty Trust	(6,212)	(110,635)
Redwood Trust, Inc.	(6,264)	(104,546)
Washington Real Estate Investment Trust	(3,439)	(92,715)
Weingarten Realty Investors	(3,491)	(100,750)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $1,360,233)		(1,335,662)
Total Securities Sold Short (Proceeds $19,631,610)		$(16,129,278)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments

November 30, 2018

	Shares	Value

COMMON STOCKS* 103.13%
Administrative and Support Services 1.41%
ASGN, Inc. (a)	8,330	$576,852
ManpowerGroup, Inc.	7,020	569,884
		1,146,736

Air Transportation 0.87%
United Continental Holdings, Inc. (a)	7,295	705,427

Ambulatory Health Care Services 1.81%
Amedisys, Inc. (a)	5,359	730,164
Medpace Holdings, Inc. (a)(b)	11,863	734,438
		1,464,602

Amusement, Gambling, and Recreation Industries 0.92%
SeaWorld Entertainment, Inc. (a)	26,233	747,116

Beverage and Tobacco Product Manufacturing 0.55%
Altria Group, Inc.	8,152	446,974

Broadcasting (except Internet) 1.65%
Comcast Corp. – Class A	17,115	667,656
Walt Disney Co.	5,782	667,763
		1,335,419

Building Material and Garden Equipment and Supplies Dealers 2.12%
Home Depot, Inc.	3,285	592,352
Lowe’s Companies, Inc.	4,828	455,618
MSC Industrial Direct Company, Inc. – Class A	7,600	673,284
		1,721,254

Chemical Manufacturing 7.19%
AbbVie, Inc.	7,497	706,742
Bristol-Myers Squibb Co.	12,219	653,228
Celanese Corp. – Class A	6,305	636,364
Celgene Corp. (a)	7,836	565,916
CF Industries Holdings, Inc.	14,571	614,750
Mallinckrodt PLC (a)(c)	22,250	529,328
Merck & Co., Inc.	8,664	687,402
Mosaic Co.	21,127	760,572
Pfizer, Inc.	14,520	671,260
		5,825,562

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Computer and Electronic Product Manufacturing 9.46%
Alphabet, Inc. – Class C (a)	606	$663,225
Apple, Inc.	3,881	693,069
Broadcom, Inc.	3,454	820,014
Cisco Systems, Inc.	13,904	665,585
Garmin Ltd. (c)	10,336	688,998
HP, Inc.	27,929	642,367
Intel Corp.	17,094	842,905
Medtronic PLC (c)	7,209	703,093
Micron Technology, Inc. (a)	17,805	686,561
NetApp, Inc.	9,851	658,736
Roper Technologies	2,071	616,309
		7,680,862

Credit Intermediation and Related Activities 11.23%
Bank of America Corp.	25,867	734,623
Bank of New York Mellon Corp.	12,206	626,290
Capital One Financial Corp.	7,489	671,614
Citigroup, Inc.	11,392	738,087
Citizens Financial Group, Inc.	18,168	660,588
Discover Financial Services	9,525	679,133
Fifth Third Bancorp	25,780	720,035
H&R Block, Inc.	26,879	726,002
Huntington Bancshares, Inc.	48,998	714,881
JPMorgan Chase & Co.	6,450	717,176
Regions Financial Corp.	41,520	683,004
SunTrust Banks, Inc.	10,252	642,698
TCF Financial Corp.	35,540	799,294
		9,113,425

Data Processing, Hosting and Related Services 0.90%
CoreLogic, Inc. (a)	17,880	723,425

Electrical Equipment, Appliance, and
Component Manufacturing 2.47%
Generac Holdings, Inc. (a)	13,012	740,643
Integer Holdings Corp. (a)	7,579	671,348
Regal Beloit Corp.	7,588	593,230
		2,005,221

Electronics and Appliance Stores 0.56%
Best Buy Company, Inc.	6,978	450,709

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2018
	Shares	Value

Food and Beverage Stores 0.60%
Kroger Co.	16,469	$488,471

Food Manufacturing 1.18%
Archer-Daniels-Midland Co.	10,886	500,974
Post Holdings, Inc. (a)	4,743	458,885
		959,859

Food Services and Drinking Places 2.46%
Brinker International, Inc.	16,066	820,651
Starbucks Corp.	10,437	696,357
Yum! Brands, Inc.	5,196	479,175
		1,996,183

General Merchandise Stores 2.16%
Kohl’s Corp.	6,230	418,469
Target Corp.	8,009	568,319
Walmart, Inc.	7,840	765,575
		1,752,363

Health and Personal Care Stores 1.51%
CVS Health Corp.	5,734	459,867
Walgreens Boots Alliance, Inc.	9,037	765,163
		1,225,030

Hospitals 1.75%
Encompass Health Corp.	9,190	691,180
HCA Healthcare, Inc.	5,060	728,589
		1,419,769

Insurance Carriers and Related Activities 4.21%
Allstate Corp.	7,059	629,592
MetLife, Inc.	15,950	711,849
Progressive Corp.	9,556	633,467
Prudential Financial, Inc.	7,782	729,640
UnitedHealth Group, Inc.	2,514	707,339
		3,411,887

Leather and Allied Product Manufacturing 2.50%
Crocs, Inc. (a)	23,403	650,603
Deckers Outdoor Corp. (a)	5,301	706,306
Nike, Inc. – Class B	8,975	674,202
		2,031,111

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Machinery Manufacturing 1.02%
AGCO Corp.	2,598	$155,049
EnerSys, Inc.	7,690	671,875
		826,924

Management of Companies and Enterprises 0.85%
AES Corp.	44,379	687,431

Merchant Wholesalers, Durable Goods 2.50%
Honeywell International, Inc.	4,577	671,675
WESCO International, Inc. (a)	12,680	677,239
WestRock Co.	14,469	681,634
		2,030,548

Merchant Wholesalers, Nondurable Goods 1.66%
AmerisourceBergen Corp.	7,802	693,597
Herbalife Ltd. (a)(c)	11,359	650,303
		1,343,900

Miscellaneous Manufacturing 0.84%
Textron, Inc.	12,108	679,743

Motor Vehicle and Parts Dealers 0.73%
O’Reilly Automotive, Inc. (a)	1,702	590,220

Nonstore Retailers 1.73%
Amazon.com, Inc. (a)	409	691,280
WW Grainger, Inc.	2,255	708,159
		1,399,439

Oil and Gas Extraction 0.81%
Phillips 66	6,981	652,863

Paper Manufacturing 1.42%
International Paper Co.	13,860	640,193
Sonoco Products Co.	8,846	508,999
		1,149,192

Performing Arts, Spectator Sports, and Related Industries 0.81%
Viacom, Inc. – Class B	21,220	654,849

Petroleum and Coal Products Manufacturing 3.56%
Chevron Corp.	2,491	296,280
HollyFrontier Corp.	10,561	659,746

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Petroleum and Coal Products Manufacturing 3.56% (Continued)
Marathon Petroleum Corp.	9,379	$611,136
PBF Energy, Inc. – Class A (b)	17,312	669,627
Valero Energy Corp.	8,173	653,023
		2,889,812

Plastics and Rubber Products Manufacturing 0.75%
Goodyear Tire & Rubber Co.	26,440	612,350

Primary Metal Manufacturing 0.73%
Steel Dynamics, Inc.	16,832	592,486

Professional, Scientific, and Technical Services 9.09%
Amgen, Inc.	3,008	626,416
Biogen, Inc. (a)	1,833	611,709
CACI International, Inc. – Class A (a)	4,129	680,913
F5 Networks, Inc. (a)	4,067	699,402
FTI Consulting, Inc. (a)	8,295	582,724
Insperity, Inc.	4,859	486,094
International Business Machines Corp.	5,991	744,502
Omnicom Group, Inc.	8,744	673,026
Sabre Corp.	30,580	781,931
Teledyne Technologies, Inc. (a)	2,868	644,095
VMware, Inc. – Class A (a)(b)	5,059	846,573
		7,377,385

Publishing Industries (except Internet) 4.60%
Citrix Systems, Inc. (a)	6,980	760,611
Fortinet, Inc. (a)	9,468	699,117
Intuit, Inc.	3,425	734,765
Microsoft Corp.	6,678	740,523
Oracle Corp.	16,431	801,176
		3,736,192

Rail Transportation 1.76%
Norfolk Southern Corp.	4,131	705,327
Union Pacific Corp.	4,715	725,072
		1,430,399

Real Estate 1.86%
CBRE Group, Inc. – Class A (a)	17,399	759,988
Jones Lang LaSalle, Inc.	5,235	749,652
		1,509,640

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities 3.31%
CME Group, Inc.	3,423	$650,644
E*TRADE Financial Corp.	13,510	706,437
Morgan Stanley	14,218	631,137
National General Holdings Corp.	26,130	693,752
		2,681,970

Support Activities for Mining 0.79%
ConocoPhillips	9,711	642,674

Telecommunications 0.96%
Verizon Communications, Inc.	12,944	780,523

Transportation Equipment Manufacturing 2.29%
Allison Transmission Holdings, Inc.	14,189	668,444
Boeing Co.	1,807	626,595
Ford Motor Co.	60,078	565,334
		1,860,373

Utilities 3.55%
Black Hills Corp.	11,293	747,710
CenterPoint Energy, Inc.	25,011	700,558
Exelon Corp.	15,305	709,999
OGE Energy Corp.	18,302	725,125
		2,883,392
TOTAL COMMON STOCKS (Cost $79,723,123)		83,663,710

REAL ESTATE INVESTMENT TRUSTS* 7.00%
AvalonBay Communities, Inc.	2,848	542,743
First Industrial Realty Trust, Inc.	21,472	688,392
GEO Group, Inc.	29,780	692,088
Highwoods Properties, Inc.	15,522	673,189
Hospitality Properties Trust	22,541	605,000
Host Hotels & Resorts, Inc.	36,987	702,753
Medical Properties Trust, Inc.	37,901	654,550
PS Business Parks, Inc.	5,013	706,934
Senior Housing Properties Trust	29,718	408,920
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,753,339)		5,674,569

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Investments (Continued)

November 30, 2018

	Shares	Value

SHORT-TERM INVESTMENTS 1.02%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 2.100% (b)(d)	824,986	$824,986
TOTAL SHORT-TERM INVESTMENTS (Cost $824,986)		824,986
Total Investments (Cost $86,301,448) 111.15%		90,163,265
Liabilities in Excess of Other Assets (11.15)%		(9,045,576)
TOTAL NET ASSETS 100.00%		$81,117,689

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $87,100,558, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of November 30, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short

November 30, 2018

	Shares	Value

SECURITIES SOLD SHORT (84.63)%

COMMON STOCKS (75.57)%

Accommodation (2.19)%
Caesars Entertainment Corp.	(50,009)	$(426,077)
Choice Hotels International, Inc.	(5,737)	(446,740)
Hilton Grand Vacations, Inc.	(14,464)	(463,716)
Red Rock Resorts, Inc. – Class A	(16,692)	(436,663)
		(1,773,196)

Administrative and Support Services (1.56)%
Brink’s Co.	(6,048)	(428,319)
Perspecta, Inc.	(16,959)	(358,004)
Rollins, Inc.	(7,534)	(478,862)
		(1,265,185)

Air Transportation (1.19)%
Allegiant Travel Co.	(3,384)	(454,843)
Spirit Airlines, Inc.	(7,855)	(503,663)
		(958,506)

Amusement, Gambling, and Recreation Industries (0.55)%
Wynn Resorts Ltd.	(4,083)	(446,680)

Broadcasting (except Internet) (0.50)%
Liberty Broadband Corp. – Class A	(4,740)	(403,516)

Chemical Manufacturing (7.85)%
ACADIA Pharmaceuticals, Inc.	(11,056)	(210,727)
Acceleron Pharma, Inc.	(3,910)	(206,956)
Aerie Pharmaceuticals, Inc.	(5,994)	(239,101)
Albemarle Corp.	(4,372)	(421,111)
Alnylam Pharmaceuticals, Inc.	(2,568)	(208,419)
Bluebird Bio, Inc.	(1,660)	(203,997)
Blueprint Medicines Corp.	(3,338)	(191,501)
Clovis Oncology, Inc.	(5,941)	(102,245)
Colgate-Palmolive Co.	(5,798)	(368,289)
Coty, Inc. – Class A	(35,344)	(294,769)
DowDuPont, Inc.	(7,852)	(454,239)
FMC Corp.	(4,845)	(400,875)
Immunomedics, Inc.	(9,914)	(199,172)
International Flavors & Fragrances, Inc.	(3,065)	(434,096)
Medicines Co.	(7,993)	(176,885)
NewMarket Corp.	(1,031)	(433,515)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Chemical Manufacturing (7.85)% (Continued)
Portola Pharmaceuticals, Inc.	(7,479)	$(163,416)
Puma Biotechnology, Inc.	(4,243)	(98,607)
Rogers Corp.	(3,049)	(392,284)
Sage Therapeutics, Inc.	(1,825)	(210,404)
TESARO, Inc.	(6,179)	(286,583)
Ultragenyx Pharmaceutical, Inc.	(4,570)	(245,273)
Xencor, Inc.	(5,597)	(235,130)
Zogenix, Inc.	(4,715)	(193,739)
		(6,371,333)

Clothing and Clothing Accessories Stores (0.91)%
Children’s Place, Inc.	(2,700)	(350,028)
L Brands, Inc.	(11,840)	(392,022)
		(742,050)

Computer and Electronic Product Manufacturing (6.36)%
Cognex Corp.	(9,275)	(408,286)
Coherent, Inc.	(3,679)	(508,290)
FGL Holdings (a)	(57,828)	(463,201)
First Solar, Inc.	(8,908)	(395,961)
IPG Photonics Corp.	(2,879)	(409,250)
MACOM Technology Solutions Holdings, Inc.	(18,826)	(334,538)
Marvell Technology Group Ltd. (a)	(21,117)	(340,195)
Monolithic Power Systems, Inc.	(2,495)	(329,515)
Plantronics, Inc.	(8,732)	(399,664)
Roku, Inc.	(9,952)	(405,544)
Square, Inc. – Class A	(4,697)	(328,038)
Universal Display Corp.	(4,337)	(398,310)
ViaSat, Inc.	(6,434)	(444,846)
		(5,165,638)

Construction of Buildings (0.49)%
Lennar Corp. – Class A	(9,229)	(394,355)

Credit Intermediation and Related Activities (5.62)%
Axos Financial, Inc.	(14,690)	(458,328)
Bank OZK	(18,583)	(503,599)
CVB Financial Corp.	(19,948)	(463,592)
First Horizon National Corp.	(25,276)	(416,801)
First Republic Bank	(4,412)	(437,450)
Flagstar Bancorp, Inc.	(13,449)	(436,420)
LendingTree, Inc.	(2,017)	(525,106)
New York Community Bancorp, Inc.	(37,784)	(401,644)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Credit Intermediation and Related Activities (5.62)% (Continued)
Sterling Bancorp	(24,487)	$(472,599)
Texas Capital Bancshares, Inc.	(7,436)	(443,632)
		(4,559,171)

Fabricated Metal Product Manufacturing (0.44)%
BWX Technologies, Inc.	(7,934)	(358,775)

Food Manufacturing (2.32)%
Bunge Ltd. (a)	(6,359)	(362,908)
General Mills, Inc.	(8,807)	(372,624)
Hain Celestial Group, Inc.	(19,039)	(394,107)
Kraft Heinz Co.	(6,631)	(338,977)
Sanderson Farms, Inc.	(3,610)	(408,508)
		(1,877,124)

Food Services and Drinking Places (0.34)%
Casey’s General Stores, Inc.	(2,154)	(278,878)

Furniture and Home Furnishings Stores (1.06)%
At Home Group, Inc.	(13,561)	(386,489)
Floor & Decor Holdings, Inc. – Class A	(14,351)	(475,448)
		(861,937)

General Merchandise Stores (0.29)%
PriceSmart, Inc.	(3,507)	(234,583)

Heavy and Civil Engineering Construction (0.58)%
Granite Construction, Inc.	(9,395)	(475,669)

Insurance Carriers and Related Activities (2.83)%
American International Group, Inc.	(12,085)	(522,676)
Brighthouse Financial, Inc.	(11,026)	(443,907)
Erie Indemnity Co. – Class A	(3,168)	(433,541)
RLI Corp.	(5,796)	(439,453)
Selective Insurance Group, Inc.	(6,873)	(456,161)
		(2,295,738)

Machinery Manufacturing (2.63)%
AAON, Inc.	(12,071)	(458,095)
Deere & Co.	(3,217)	(498,249)
Evoqua Water Technologies Corp.	(32,823)	(300,002)
Middleby Corp.	(4,037)	(487,629)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Machinery Manufacturing (2.63)% (Continued)
Welbilt, Inc.	(28,349)	$(391,783)
		(2,135,758)

Management of Companies and Enterprises (0.51)%
Ameris Bancorp	(9,668)	(414,080)

Merchant Wholesalers, Durable Goods (3.40)%
Adient PLC (a)	(18,450)	(436,896)
Beacon Roofing Supply, Inc.	(16,800)	(585,648)
GCP Applied Technologies, Inc.	(16,430)	(448,539)
Jefferies Financial Group, Inc.	(21,030)	(459,506)
Mohawk Industries, Inc.	(3,372)	(431,818)
Sunrun, Inc.	(27,211)	(398,641)
		(2,761,048)

Merchant Wholesalers, Nondurable Goods (0.77)%
Aimmune Therapeutics, Inc.	(7,867)	(186,841)
Atara Biotherapeutics, Inc.	(6,204)	(247,850)
Global Blood Therapeutics, Inc.	(5,921)	(186,748)
		(621,439)

Mining (except Oil and Gas) (0.58)%
Martin Marietta Materials, Inc.	(2,475)	(471,958)

Miscellaneous Manufacturing (5.50)%
Becton Dickinson and Co.	(1,678)	(424,115)
Cooper Companies, Inc.	(1,712)	(477,357)
DENTSPLY SIRONA, Inc.	(14,175)	(535,532)
Edwards Lifesciences Corp.	(2,532)	(410,209)
Hasbro, Inc.	(4,184)	(380,744)
ICU Medical, Inc.	(1,737)	(417,731)
iRhythm Technologies, Inc.	(5,793)	(429,145)
Mattel, Inc.	(28,834)	(400,793)
Nevro Corp.	(9,162)	(380,315)
Teleflex, Inc.	(2,180)	(600,416)
		(4,456,357)

Motion Picture and Sound Recording Industries (0.43)%
Take-Two Interactive Software, Inc.	(3,147)	(345,131)

Motor Vehicle and Parts Dealers (1.91)%
Cargurus, Inc.	(7,868)	(306,144)
Cars.com, Inc.	(14,096)	(364,664)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Motor Vehicle and Parts Dealers (1.91)% (Continued)
Carvana Co.	(10,238)	$(443,203)
Lithia Motors, Inc. – Class A	(5,186)	(429,712)
		(1,543,723)

Nonstore Retailers (0.48)%
Liberty Expedia Holdings, Inc. – Class A	(9,286)	(389,176)

Oil and Gas Extraction (2.67)%
Callon Petroleum Co.	(24,294)	(207,714)
Concho Resources, Inc.	(3,464)	(451,498)
EQT Corp.	(11,705)	(219,001)
Equitrans Midstream Corp.	(9,364)	(209,004)
Kosmos Energy Ltd. (a)	(83,996)	(451,897)
Matador Resources Co.	(13,576)	(309,533)
Parsley Energy, Inc. – Class A	(15,778)	(317,611)
		(2,166,258)

Other Information Services (0.40)%
Zillow Group, Inc. – Class A	(8,880)	(321,722)

Performing Arts, Spectator Sports, and Related Industries (0.55)%
International Game Technology PLC (a)	(25,715)	(442,555)

Petroleum and Coal Products Manufacturing (0.57)%
Valvoline, Inc.	(22,089)	(465,857)

Professional, Scientific, and Technical Services (4.21)%
2U, Inc.	(5,187)	(302,869)
Amdocs Ltd. (a)	(6,533)	(424,058)
AnaptysBio, Inc.	(3,350)	(249,843)
Aspen Technology, Inc.	(3,424)	(295,491)
Cloudera, Inc.	(32,030)	(395,250)
Diebold Nixdorf, Inc.	(23,973)	(78,392)
Exelixis, Inc.	(10,282)	(208,827)
Nielsen Holdings PLC (a)	(15,017)	(408,012)
Okta, Inc. – Class A	(6,179)	(393,293)
RealPage, Inc.	(6,293)	(324,593)
Yext, Inc.	(23,110)	(335,557)
		(3,416,185)

Publishing Industries (except Internet) (3.88)%
Blackbaud, Inc.	(5,700)	(417,525)
LogMeIn, Inc.	(4,826)	(445,102)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Publishing Industries (except Internet) (3.88)% (Continued)
Medidata Solutions, Inc.	(6,300)	$(486,424)
Meredith Corp.	(6,899)	(395,037)
New York Times Co. – Class A	(14,079)	(377,740)
Pegasystems, Inc.	(7,584)	(409,460)
SS&C Technologies Holdings, Inc.	(5,098)	(245,469)
Synopsys, Inc.	(4,062)	(373,460)
		(3,150,217)

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities (1.00)%
CBOE Global Markets, Inc.	(4,042)	(435,000)
Enstar Group Ltd. (a)	(2,119)	(373,304)
		(808,304)

Support Activities for Mining (0.79)%
Frank’s International NV (a)	(50,310)	(369,779)
SRC Energy, Inc.	(46,665)	(269,257)
		(639,036)

Telecommunications (1.38)%
8x8, Inc.	(23,620)	(465,550)
Iridium Communications, Inc.	(15,448)	(368,898)
Zayo Group Holdings, Inc.	(11,018)	(289,994)
		(1,124,442)

Transportation Equipment Manufacturing (2.23)%
Aptiv PLC (a)	(6,071)	(436,505)
General Dynamics Corp.	(2,649)	(489,774)
REV Group, Inc.	(37,568)	(458,330)
Sun Hydraulics Corp.	(10,171)	(423,927)
		(1,808,536)

Truck Transportation (0.47)%
Knight-Swift Transportation Holdings, Inc. – Class A	(10,970)	(380,220)

Utilities (3.47)%
California Water Service Group	(10,010)	(457,657)
Consolidated Edison, Inc.	(5,774)	(463,941)
NiSource, Inc.	(17,526)	(463,037)
Ormat Technologies, Inc.	(8,660)	(485,739)
Sempra Energy	(4,036)	(465,028)
TerraForm Power, Inc. – Class A	(41,731)	(479,907)
		(2,815,309)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Schedule of Securities Sold Short (Continued)

November 30, 2018

	Shares	Value

Waste Management and Remediation Services (0.48)%
Stericycle, Inc.	(8,054)	$(387,156)

Water Transportation (0.94)%
Golar LNG Ltd. (a)	(13,827)	(368,351)
Kirby Corp.	(5,258)	(401,396)
		(769,747)

Wood Product Manufacturing (1.24)%
American Woodmark Corp.	(6,773)	(453,046)
JELD-WEN Holding, Inc.	(29,090)	(554,455)
		(1,007,501)
TOTAL COMMON STOCKS (Proceeds $66,259,596)		(61,304,049)

REAL ESTATE INVESTMENT TRUSTS (9.06)%
Alexandria Real Estate Equities, Inc.	(3,528)	(439,236)
Blackstone Mortgage Trust, Inc. – Class A	(12,950)	(454,545)
Colony Credit Real Estate, Inc.	(20,190)	(342,624)
Columbia Property Trust, Inc.	(18,373)	(394,468)
Crown Castle International Corp.	(4,112)	(472,469)
Duke Realty Corp.	(15,867)	(451,575)
Gaming and Leisure Properties, Inc.	(12,045)	(414,709)
HCP, Inc.	(16,097)	(470,997)
Liberty Property Trust	(9,800)	(443,842)
Macerich Co.	(8,146)	(409,662)
New Residential Investment Corp.	(24,524)	(421,813)
Outfront Media, Inc.	(20,393)	(423,767)
Realty Income Corp.	(7,030)	(450,553)
Starwood Property Trust, Inc.	(18,780)	(420,109)
Urban Edge Properties	(22,239)	(443,446)
Welltower, Inc.	(6,447)	(466,312)
WP Carey, Inc.	(6,343)	(429,738)
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Proceeds $7,243,284)		(7,349,865)
Total Securities Sold Short (Proceeds $73,502,880)		$(68,653,914)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Assets and Liabilities

November 30, 2018

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Assets
Investments, at value (cost $130,039,522,
$43,833,261 and $86,301,448, respectively)	$155,597,206	$50,510,869	$90,163,265
Receivable for investments sold	—	—	26,610,843
Deposit for short sales at broker	11,570,072	308,317	61,031,452
Dividends and interest receivable	251,175	41,412	174,300
Receivable for Fund shares sold	3,427	869	201,147
Receivable for securities lending	15	449	—
Cash	8,267	3,057	2,838
Receivable from Broker	—	—	31,874
Other assets	13,273	16,086	8,219
Total Assets	167,443,435	50,881,059	178,223,938

Liabilities
Securities sold short, at value
(proceeds $64,809,884, $19,631,610
and $73,502,880, respectively)	54,365,293	16,129,278	68,653,914
Payable for Fund shares redeemed	8,350	—	5,000
Payable for investments purchased	—	—	28,235,505
Dividends payable on short positions	41,733	14,566	80,968
Payable to broker for interest expense	10,020	6,387	—
Payable to Adviser	92,711	29,117	73,338
Payable to affiliates	36,550	23,449	27,546
Accrued expenses and other liabilities	27,484	24,159	29,978
Total Liabilities	54,582,141	16,226,956	97,106,249
Net Assets	$112,861,294	$34,654,103	$81,117,689

Net Assets Consist Of:
Paid-in capital	$72,673,953	$24,656,690	$77,926,809
Total distributable earnings	40,187,341	9,997,413	3,190,880
Net Assets	$112,861,294	$34,654,103	$81,117,689

Institutional Class Shares
Net Assets	$112,861,294	$34,654,103	$81,117,689
Shares of beneficial interest outstanding
(unlimited number of shares authorized,
$0.001 par value)	5,690,453	3,008,614	7,185,760
Net asset value, redemption price
and offering price per share	$19.83	$11.52	$11.29

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Operations

For the Year Ended November 30, 2018

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Investment Income
Dividend income(1)	$2,663,407	$850,740	$982,865
Interest income	5,897	8,509	398,645
Securities lending income	15,979	25,751	3,324
Total Investment Income	2,685,283	885,000	1,384,834

Expenses
Management fees	1,204,902	511,394	518,748
Dividends on short positions	625,238	301,368	622,617
Interest and broker expenses	490,331	318,915	—
Administration fees	153,753	89,297	87,128
Transfer agent fees and expenses	48,143	27,048	23,316
Federal and state registration fees	22,296	18,755	28,418
Custody fees	19,523	16,400	15,733
Audit and tax fees	19,504	19,504	19,504
Legal fees	16,248	10,470	9,461
Chief Compliance Officer fees	10,438	10,445	10,445
Fund accounting fees	9,820	9,836	9,896
Reports to shareholders	8,514	4,320	4,927
Trustees’ fees	7,538	7,541	7,541
Other expenses	9,257	6,690	6,827
Total Expenses	2,645,505	1,351,983	1,364,561
Expense (waiver) recoupment by
Adviser (Note 4)	—	(9,161)	36,394
Net Expenses	2,645,505	1,342,822	1,400,955
Net Investment Income (Loss)	39,778	(457,822)	(16,121)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	15,476,063	7,826,820	(975,840)
Short transactions	(9,606,014)	(5,436,778)	(3,414,707)
Change in net unrealized
appreciation (depreciation) on:
Investments	(7,017,239)	(8,051,073)	741,915
Short transactions	10,537,785	4,024,434	5,185,930
Realized and Unrealized
Gain (Loss) on Investments	9,390,595	(1,636,597)	1,537,298

Net Increase (Decrease) in
Net Assets from Operations	$9,430,373	$(2,094,419)	$1,521,177

(1)	Net of $87 and $1,408 in dividend withholding tax for the Convergence Core Plus Fund and Convergence Opportunities Fund, respectively.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2018	2017
From Operations
Net investment income	$39,778	$259,552
Net realized gain (loss) from:
Investments	15,476,063	26,250,576
Short transactions	(9,606,014)	(5,198,534)
Change in net unrealized
appreciation (depreciation) on:
Investments	(7,017,239)	2,548,707
Short transactions	10,537,785	(1,960,431)
Net increase in net assets from operations	9,430,373	21,899,870

From Distributions
Net dividends and distributions – Institutional Class	(16,352,802)	(5,412,350)
Net dividends and distributions –
Investment Class(1)	—	(163,206)
Net decrease in net assets resulting
from distributions paid	(16,352,802)	(5,575,556	)(2)

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	8,504,815	14,370,696
Proceeds from shares sold – Investment Class(1)	—	91,813
Proceeds from exchange of Investment Class(1)	—	3,788,824
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	12,291,992	4,037,834
Net asset value of shares issued in reinvestment of
distributions to shareholders – Investment Class(1)	—	154,592
Payments for shares redeemed – Institutional Class	(29,578,358)	(35,807,761)
Payments for shares redeemed –
Investment Class(1)	—	(660,570)
Payments for exchange to Institutional Class(1)	—	(3,788,824)
Net decrease in net assets from capital
share transactions	(8,781,551)	(17,813,396)

Total Decrease In Net Assets	(15,703,980)	(1,489,082)

Net Assets
Beginning of year	128,565,274	130,054,356
End of year	$112,861,294	$128,565,274	(3)

(1)	The Investment Class shares converted to Institutional Class shares on March 27, 2017. See Note 1 to the Financial Statements.
(2)
Total dividends and distributions include net investment income distributions of $1,185,521 and $4,226,829 and realized gain distributions of $24,153 and $139,053 for the Institutional Class and Investment Class, respectively.

(3)	End of year net assets include accumulated undistributed net investment income of $219,039.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2018	2017
From Operations
Net investment loss	$(457,822)	$(452,015)
Net realized gain (loss) from:
Investments	7,826,820	17,615,411
Short transactions	(5,436,778)	(4,479,068)
Change in net unrealized
appreciation (depreciation) on:
Investments	(8,051,073)	(2,023,861)
Short transactions	4,024,434	(110,460)
Net increase (decrease) in net
assets from operations	(2,094,419)	10,550,007

From Distributions
Net dividends and distributions –
Institutional Class	(7,815,655)	—
Net decrease in net assets resulting
from distributions paid	(7,815,655)	—

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	1,321,094	7,409,537
Net asset value of shares issued in reinvestment of
distributions to shareholders – Institutional Class	6,789,789	—
Payments for shares redeemed –
Institutional Class	(32,435,091)	(27,061,203)
Net decrease in net assets from capital
share transactions	(24,324,208)	(19,651,666)

Total Decrease In Net Assets	(34,234,282)	(9,101,659)

Net Assets
Beginning of year	68,888,385	77,990,044
End of year	$34,654,103	$68,888,385

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30,	November 30,
	2018	2017
From Operations
Net investment loss	$(16,121)	$(117,948)
Net realized gain (loss) from:
Investments	(975,840)	3,044,937
Short transactions	(3,414,707)	(3,506,777)
Change in net unrealized appreciation on:
Investments	741,915	907,635
Short transactions	5,185,930	595,967
Net increase in net assets from operations	1,521,177	923,814

From Capital Share Transactions
Proceeds from shares sold – Institutional Class	62,278,983	7,506,103
Payments for shares redeemed –
Institutional Class	(5,306,765)	(2,677,366)
Net increase in net assets from capital
share transactions	56,972,218	4,828,737

Total Increase In Net Assets	58,493,395	5,752,551

Net Assets
Beginning of year	22,624,294	16,871,743
End of year	$81,117,689	$22,624,294

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows

For the Year Ended November 30, 2018

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net
assets resulting from operations	$9,430,373	$(2,094,419)	$1,521,177
Adjustments to reconcile net increase in net
assets from operations to net cash provided
(used) in operating activities:
Purchases of investments	(318,242,045)	(182,223,309)	(187,733,703)
Investments purchased with
proceeds from securities lending, net	2,438,410	2,703,559	—
Purchases of short-term investments, net	17,467	(1,009,858)	(530,163)
Proceeds from sales of
long-term investments	346,307,744	227,861,728	122,611,972
Return of capital distributions received
from underlying investments	126,764	445,652	55,357
(Increase) Decrease in dividends
and interest receivable	51,478	29,062	(136,915)
(Increase) Decrease in deposits for short
sales at broker	(3,377,229)	1,307,549	(44,574,874)
(Increase) Decrease in receivable
for investments sold	—	706,972	(16,254,796)
(Increase) Decrease in receivable
for securities lending	2,021	9,649	151
Increase in receivable from broker	—	—	(30,893)
(Increase) Decrease in other assets	1,327	(1,825)	(1,699)
Proceeds from securities sold short	148,519,127	64,303,472	154,547,442
Purchases to cover securities sold short	(148,203,349)	(78,747,797)	(103,312,327)
Increase in payable for
investments purchased	—	—	18,480,300
Decrease in payable for
collateral on securities loaned	(2,438,410)	(2,703,559)	—
Increase (Decrease) in dividends payable
on short positions	(31,020)	748	56,166
Decrease in payable to broker for
interest expense	(7,128)	(3,827)	—
Increase (Decrease) in payable to Adviser	(10,529)	(26,924)	61,516
Increase (Decrease) in accrued expenses and
other liabilities	(8,204)	(8,575)	6,215
Unrealized depreciation (appreciation)
on investments	7,017,239	8,051,073	(741,915)
Unrealized appreciation on short transactions	(10,537,785)	(4,024,434)	(5,185,930)
Net realized gain (loss) on investments	(15,476,063)	(7,826,820)	975,840
Net realized loss on short transactions	9,606,014	5,436,778	3,414,707
Net cash provided (used)
in operating activities	25,186,202	32,184,895	(56,772,372)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS

Statements of Cash Flows (Continued)

For the Year Ended November 30, 2018

	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$8,501,388	$1,325,225	$62,077,836
Payment on shares redeemed	(29,618,513)	(32,481,197)	(5,302,626)
Cash distributions paid to shareholders	(4,060,810)	(1,025,866)	—
Net cash provided (used) by
financing activities	(25,177,935)	(32,181,838)	56,775,210
Net change in cash	$8,267	$3,057	$2,838

CASH:
Beginning Balance	—	—	—
Ending Balance	$8,267	$3,057	$2,838

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	497,459	322,742	—
Non-cash financing activities –
distributions reinvested	12,291,992	6,789,789	—
Non-cash financing activities –
increase (decrease) in receivable for
Fund shares sold	3,427	(4,131)	201,147
Non-cash financing activities –
increase (decrease) in payable for
Fund shares redeemed	40,155	46,106	(4,139)

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights – Institutional Class

Net Asset Value, Beginning of Year

Income from investment operations:
Net investment income(1)
Net realized and unrealized gain on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gains
Total distributions paid

Net Asset Value, End of Year

Total Return(2)

Supplemental Data and Ratios:
Net assets at end of year (000’s)
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)
After waiver and expense reimbursement(3)
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement
After waiver and expense reimbursement
Portfolio turnover rate

(1)	Per share net investment income was calculated using the daily average shares outstanding method.
(2)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.27% and 1.27%, 1.28% and 1.28%, 1.31% and 1.31%, 1.26% and 1.26%, 1.24% and 1.24% for the years ended November 30, 2018, November 30, 2017, November 30, 2016, November 30, 2015, and November 30, 2014, respectively.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Year

Year Ended November 30,
2018	2017	2016	2015	2014
$21.03	$18.47	$18.63	$18.11	$17.65

0.01	0.04	0.11	0.04	0.02
1.47	3.32	0.93	0.53	2.02
1.48	3.36	1.04	0.57	2.04

(0.04)	(0.18)	(0.07)	(0.05)	(0.09)
(2.64)	(0.62)	(1.13)	—	(1.49)
(2.68)	(0.80)	(1.20)	(0.05)	(1.58)

19.83	$21.03	$18.47	$18.63	$18.11

7.69%	18.81%	6.04%	3.15%	12.18%

$112,861	$128,565	$125,815	$225,867	$316,621

2.20%	2.11%	2.21%	2.24%	2.24%
2.20%	2.11%	2.21%	2.24%	2.24%

0.03%	0.20%	0.65%	0.24%	0.15%
0.03%	0.20%	0.65%	0.24%	0.15%
193.55%	214.61%	260.81%	251.00%	267.84%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE OPPORTUNITIES FUND

Financial Highlights – Institutional Class

Net Asset Value, Beginning of Period

Income (loss) from investment operations:
Net investment income (loss)(2)
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less distributions paid:
From net investment income
From net realized gains
Total distributions paid

Net Asset Value, End of Period

Total Return(4)(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(6)(7)
After waiver and expense reimbursement(6)(7)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(7)
After waiver and expense reimbursement(7)
Portfolio turnover rate(5)

(1)	The Fund commenced operations on November 29, 2013.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Amount is less than 0.5 cent per share.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than a full year.
(6)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.43% and 1.41%, 1.34% and 1.34%, 1.36% and 1.36%, 1.34% and 1.34%, and 1.50% and 1.50% for the periods ended November 30, 2018, November 30, 2017, November 30, 2016, November 30, 2015 and November 30, 2014, respectively.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period

Year Ended November 30,
2018	2017	2016	2015	2014(1)
$13.74	$11.82	$11.04	$10.63	$10.00

(0.11)	(0.08)	0.01	(0.11)	(0.10)
(0.55)	2.00	0.87	0.52	0.73
(0.66)	1.92	0.88	0.41	0.63

—	—	—	—	(0.00	)(3)
(1.56)	—	(0.10)	—	0.00
(1.56)	—	(0.10)	—	—

$11.52	$13.74	$11.82	$11.04	$10.63

(5.48)%	16.24%	8.11%	3.76%	6.34%

$34,654	$68,888	$77,990	$85,536	$69,026

2.64%	2.35%	2.57%	2.63%	2.69%
2.62%	2.35%	2.57%	2.63%	2.69%

(0.91)%	(0.63)%	0.12%	(0.99)%	(1.02)%
(0.89)%	(0.63)%	0.12%	(0.99)%	(1.02)%
252.88%	262.18%	316.15%	319.97%	281.92%

The accompanying notes are an integral part of these financial statements.

CONVERGENCE MARKET NEUTRAL FUND

Financial Highlights – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended		Year Ended	Period Ended
	November 30,		November 30,	November 30,
	2018		2017	2016(1)
Net Asset Value,
Beginning of Period	$10.74		$10.30	$10.00
Income from investment operations:
Net investment loss(2)	(0.00	)(7)	(0.06)	(0.07)
Net realized and unrealized
gain on investments	0.55		0.50	0.37
Total from investment operations	0.55		0.44	0.30

Net Asset Value, End of Period	$11.29		$10.74	$10.30

Total Return(3)(4)	5.02%		4.37%	3.00%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$81,118		$22,624	$16,872
Ratio of expenses to average net assets:
Before waiver, expense reimbursement
and recoupment(5)(6)	2.63%		2.88%	4.27%
After waiver, expense reimbursement
and recoupment(5)(6)	2.70%		2.47%	3.26%
Ratio of net investment loss
to average net assets:
Before waiver, expense reimbursement
and recoupment(6)	0.04%		(0.96)%	(1.92)%
After waiver, expense reimbursement
and recoupment(6)	(0.03)%		(0.55)%	(0.91)%
Portfolio turnover rate(4)	220.15%		262.19%	218.04%

(1)	The Fund commenced operations on January 29, 2016.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for periods less than a full year.
(5)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver, expense reimbursement and recoupment and after waiver, expense reimbursement and recoupment ratios excluding dividends on short positions, interest and broker expenses were 1.43% and 1.50%, 1.91% and 1.50%, 2.51% and 1.50% for the periods ended November 30, 2018, November 30, 2017 and November 30, 2016, respectively.

(6)	Annualized for periods less than one year.
(7)	Amount is less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE FUNDS
Notes to Financial Statements
November 30, 2018

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Convergence Core Plus Fund, Convergence Opportunities Fund and Convergence Market Neutral Fund (each, a “Fund” and together the “Funds”) represent distinct diversified series with their own investment objectives and policies within the Trust. The investment objective of the Convergence Core Plus Fund and Convergence Opportunities Fund is long-term capital growth. The investment objective of the Convergence Market Neutral Fund is positive absolute returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Convergence Core Plus Fund became effective on December 29, 2009 and commenced operations on December 29, 2009 and January 31, 2013 for the Institutional Class and Investment Class shares, respectively.  Effective February 27, 2017 the Convergence Core Plus Fund ceased offering its Investment Class shares and the remaining Investment Class shares converted to Institutional Class shares on March 27, 2017.  Effective January 25, 2018 the Convergence Core Plus Fund’s Investment Class shares were permanently closed.  The Convergence Opportunities Fund became effective November 29, 2013 and commenced operations on November 29, 2013 for the Institutional Class shares.  The Convergence Market Neutral Fund became effective January 29, 2016 and commenced operations on January 29, 2016 for the Institutional Class shares.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.  In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of November 30, 2018:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$150,313,904	$—	$—	$150,313,904
Real Estate
Investment Trusts	5,187,766	—	—	5,187,766
Short-Term Investments	95,536	—	—	95,536
Total Assets	$155,597,206	$—	$—	$155,597,206
Liabilities:
Securities Sold Short
Common Stocks	$(52,275,034)	$—	$—	$(52,275,034)
Real Estate
Investment Trusts	(2,090,259)	—	—	(2,090,259)
Total Securities Sold Short	$(54,365,293)	$—	$—	$(54,365,293)
Total Liabilities	$(54,365,293)	$—	$—	$(54,365,293)

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$46,337,352	$—	$—	$46,337,352
Real Estate Investment Trusts	3,083,772	—	—	3,083,772
Short-Term Investments	1,089,745	—	—	1,089,745
Total Equity	50,510,869	—	—	50,510,869
Total Assets	$50,510,869	$—	$—	$50,510,869
Liabilities:
Securities Sold Short
Common Stocks	$(14,793,616)	$—	$—	$(14,793,616)
Real Estate Investment Trusts	(1,335,662)	—	—	(1,335,662)
Total Securities Sold Short	$(16,129,278)	$—	$—	$(16,129,278)
Total Liabilities	$(16,129,278)	$—	$—	$(16,129,278)

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

Convergence Market Neutral Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$83,663,710	$—	$—	$83,663,710
Real Estate
Investment Trusts	5,674,569	—	—	5,674,569
Short-Term Investments	824,986	—	—	824,986
Total Assets	$90,163,265	$—	$—	$90,163,265
Liabilities:
Securities Sold Short
Common Stocks	$(61,304,049)	$—	$—	$(61,304,049)
Real Estate
Investment Trusts	(7,349,865)	—	—	(7,349,865)
Total Securities Sold Short	$(68,653,914)	$—	$—	$(68,653,914)
Total Liabilities	$(68,653,914)	$—	$—	$(68,653,914)

(1)	See the Schedule of Investments for industry classifications.

The Funds measure Level 3 activity as of the end of the period.  For the year ended November 30, 2018, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Funds did not invest in derivative securities or engage in hedging activities during the year ended November 30, 2018.

(b) Short Positions

The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which a fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities.  The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

required based on the change in fair value of the securities sold short. The Funds’ securities sold short and deposits for short sales are held with one major securities broker-dealer. The Funds do not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The Funds also continue to receive dividends on the securities loaned. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2018, the Funds did not incur any interest or penalties.

(e) Distributions to Shareholders

The Funds will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Funds do not charge a redemption fee, and therefore the offering and redemption price per share are equal to a Fund’s NAV per share.

(h) Allocation of Income, Expenses and Gains/Losses

Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (“REITs”) is recognized on the ex-date and included in dividend income.  The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available and adjust for actual classifications in the calendar year the information is reported.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years ended November 30, 2018 and November 30, 2017 was as follows:

Convergence Core Plus Fund
	November 30, 2018	November 30, 2017
Ordinary Income	$8,734,021	$5,240,678
Long-Term Capital Gain	$7,618,781	$334,878

Convergence Opportunities Fund
	November 30, 2018	November 30, 2017
Ordinary Income	$6,131,381	$—
Long-Term Capital Gain	$1,684,274	$—

The Convergence Core Plus Fund and Convergence Opportunities Fund designated as short-term and long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2018.  The Convergence Core Plus Fund and Convergence Opportunities Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

the dividend paid deduction. The amounts designated as gain for the fiscal years ended November 30, 2018 and 2017 were as follows:

Convergence Core Plus Fund
	November 30, 2018	November 30, 2017
Long-term	$1,433,047	$4,521,695

Convergence Opportunities Fund
	November 30, 2018	November 30, 2017
Long-term	$1,967,067	$2,808,716

As of November 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	Convergence	Convergence	Convergence
	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Cost basis of investments for
federal income tax purposes(1)	$130,236,189	$43,887,217	$86,389,263
Gross tax unrealized appreciation	$37,523,719	$10,964,312	$13,246,759
Gross tax unrealized depreciation	(1,718,111)	(838,328)	(4,623,791)
Net tax unrealized appreciation	35,805,608	10,125,984	8,622,968
Undistributed ordinary income	82,703	—	—
Undistributed long-term capital gain	4,323,976	249,106	—
Total distributable earnings	4,406,679	249,106	—
Other accumulated gains/(losses)	(24,946)	(377,677)	(5,432,088)
Total accumulated gains	$40,187,341	$9,997,413	$3,190,880

(1)	Excludes securities sold short.

The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales, transfers in-kind, and unsettled short losses for the Funds.

At November 30, 2018, the Convergence Market Neutral Fund had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Convergence Market Neutral Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2018.

Short-Term
Convergence Market Neutral Fund	$4,225,804

At November 30, 2018 the following Funds deferred, on a tax basis, late year losses of:

Convergence Opportunities Fund	$308,772
Convergence Market Neutral Fund	$73,190

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses and equalization by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2018, the following table shows the reclassifications made:

	Convergence	Convergence	Convergence
	Core Plus	Opportunities	Market
	Fund	Fund	Neutral Fund
Paid-in capital	$1,442,237	$1,963,211	$89,706
Total distributable earnings	$(1,442,237)	$(1,963,211)	$(89,706)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, each Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through the expiration dates listed below, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets.

	Expiration Date	Expense Limitation Cap
Convergence Core Plus Fund
Institutional Class	November 1, 2020	1.50%

Convergence Opportunities Fund
Institutional Class	November 1, 2020	1.50%

Convergence Market Neutral Fund
Institutional Class	November 1, 2020	1.50%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

reimbursement. During the year ended November 30, 2018, expenses of $36,394 previously waived by the Adviser were recouped by the Adviser for the Market Neutral Fund.  As of the date of this report, there were no prior waivers or reimbursements subject to recoupment from the Convergence Core Plus Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Convergence	Convergence
	Opportunities Fund	Market Neutral Fund
November 30, 2019	$—	$75,313
November 30, 2020	—	85,383
November 30, 2021	9,161	—

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the year ended November 30, 2018, and owed as of November 30, 2018 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$153,753	$21,113
Convergence Opportunities Fund	$89,297	$13,512
Convergence Market Neutral Fund	$87,128	$16,393

Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees incurred for the year ended November 30, 2018, and owed as of November 30, 2018 are as follows:

Fund Accounting	Incurred	Owed
Convergence Core Plus Fund	$9,820	$1,663
Convergence Opportunities Fund	$9,836	$1,615
Convergence Market Neutral Fund	$9,896	$1,666

Transfer Agency	Incurred	Owed
Convergence Core Plus Fund	$48,143	$8,187
Convergence Opportunities Fund	$27,048	$4,058
Convergence Market Neutral Fund	$23,316	$4,865

Custody	Incurred	Owed
Convergence Core Plus Fund	$19,523	$3,614
Convergence Opportunities Fund	$16,400	$2,286
Convergence Market Neutral Fund	$15,733	$2,644

Certain Funds have a line of credit with US Bank (see Note 9).

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

The Funds have entered into a securities lending agreement with US Bank (see Note 10).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of Fund Services and US Bank.

Certain officers of the Funds are also employees of Fund Services.  A Trustee of the Trust is affiliated with Fund Services and US Bank.  This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Each Funds’ allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended November 30, 2018, and owed as of November 30, 2018 are as follows:

	Incurred	Owed
Convergence Core Plus Fund	$10,438	$1,973
Convergence Opportunities Fund	$10,445	$1,978
Convergence Market Neutral Fund	$10,445	$1,978

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Convergence Core Plus Fund – Institutional Class
	Year Ended	Year Ended
	November 30, 2018	November 30, 2017
Shares sold	425,449	762,420
Shares reinvested	652,095	219,686
Shares exchanged from Investment Class	—	207,990	(1)
Shares redeemed	(1,499,644)	(1,891,195)
Net decrease	(422,100)	(701,099)

Convergence Core Plus Fund – Investment Class
	Year Ended	Year Ended
	November 30, 2018(2)	November 30, 2017
Shares sold	—	4,921
Shares reinvested	—	8,425
Shares exchanged to Institutional Class	—	(208,407	)(1)
Shares redeemed	—	(35,575)
Net decrease	—	(230,636)

(1)
Effective February 27, 2017 the Convergence Core Plus Fund ceased offering its Investment Class shares and the remaining Investment Class shares converted to Institutional Class shares on March 27, 2017.

(2)	Effective January 25, 2018 the Investment Class was permanently closed.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

Convergence Opportunities Fund – Institutional Class
	Year Ended	Year Ended
	November 30, 2018	November 30, 2017
Shares sold	106,952	599,029
Shares reinvested	554,269	—
Shares redeemed	(2,664,958)	(2,184,554)
Net decrease	(2,003,737)	(1,585,525)

Convergence Market Neutral Fund – Institutional Class
	Year Ended	Year Ended
	November 30, 2018	November 30, 2017
Shares sold	5,553,532	724,872
Shares reinvested	—	—
Shares redeemed	(473,346)	(257,316)
Net increase	5,080,186	467,556

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short, for the Funds for the year ended November 30, 2018 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Convergence	Convergence	Convergence
	Core Plus Fund	Opportunities Fund	Market Neutral Fund
Purchases	$318,242,045	$182,223,309	$187,733,703
Sales	$346,307,744	$227,861,728	$122,611,972

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At November 30, 2018, National Financial Services, LLC, for the benefit of others, held the following percentage of each Fund’s outstanding shares:

Convergence	Convergence	Convergence
Core Plus Fund	Opportunities Fund	Market Neutral Fund
54.88%	93.62%	60.65%

(9)	Line of Credit

The Convergence Core Plus Fund, Convergence Opportunities Fund, and Convergence Market Neutral Fund each have a line of credit in the amount of the lessor of $13,000,000, $5,000,000 and $5,000,000, respectively, or 33.33% of the fair value of unencumbered assets of the Convergence Core Plus Fund, Convergence Opportunities Fund, and Convergence Market Neutral Fund, which all mature on August 9, 2019. These unsecured lines of credit are intended to provide short-term financing, if

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

necessary and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 4.25% from December 1, 2017 through December 13, 2017, 4.50% from December 14, 2017 through March 21, 2018, 4.75% from March 22, 2018 through June 13, 2018, 5.00% from June 14, 2018 through September 26, 2018, and 5.25% thereafter.  There were no loans outstanding for the Convergence Core Plus Fund and the Convergence Opportunities Fund. During the year ended November 30, 2018, the Convergence Market Neutral Fund did not utilize the line of credit.  The following table provides information regarding usage of the lines of credit for the year ended November 30, 2018.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Convergence
Core Plus Fund	43	$189,047	$1,095	$523,000	11/6/2018
Convergence
Opportunities Fund	57	$158,632	$1,208	$883,000	6/12/2018

*	Interest expense is included within interest and broker expenses on the Statements of Operations.

(10)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian, US Bank, a Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of November 30, 2018, the Funds did not have any securities out on loan.

CONVERGENCE FUNDS
Notes to Financial Statements (Continued)
November 30, 2018

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(11)	Recent Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the year ended November 30, 2018.

(12)	Subsequent Event

On December 21, 2018, the Funds declared and paid distributions from ordinary income and long-term realized gain to shareholders of record as of December 20, 2018, as follows:

	Ordinary	Short-Term	Long-Term
	Income	Realized Gains	Realized Gains
Convergence Core Plus Fund
Institutional Class	$392,874	$—	$4,322,284
Convergence Opportunities Fund
Institutional Class	$—	$—	$249,132
Convergence Market Neutral Fund
Institutional Class	$13,122	$—	$—

CONVERGENCE FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of Convergence Funds and
Board of Trustees of Trust for Professional Managers

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and securities sold short, of Convergence Funds comprising Convergence Core Plus Fund, Convergence Opportunities Fund, and Convergence Market Neutral Fund (the “Funds”), each a series of Trust for Professional Managers, as of November 30, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the periods presented in the period then ended  (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of November 30, 2018, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds within Convergence Funds since 2009.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 28, 2019

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 20, 2018 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Convergence Investment Partners, LLC, the Funds’ investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 25, 2018 (the “June 25, 2018 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2019.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted by the Adviser’s staff to the Funds’ operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of David J. Abitz and Justin Neuberg, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees noted that the Adviser does not manage any other accounts that utilize strategies similar to those employed by the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Core Plus Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2018.  The Trustees also discussed the performance of the Opportunities Fund for the year-to-date, one-year and three-year periods ended April 30, 2018.  The Trustees further discussed the performance of the Market Neutral Fund for the year-to-date and one-year periods ended April 30, 2018.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Total Return Index for the Core Plus Fund, the Russell 2000 Total Return Index for the Opportunities Fund and the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index for the Market Neutral Fund), and in comparison to a peer group of funds in each Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end large blend funds for the Core Plus Fund, a peer group of U.S. open-end small blend funds for the Opportunities Fund and a peer group of U.S. open-end market neutral funds for the Market Neutral Fund) as well as a peer group of funds in Morningstar’s U.S. open-end long-short equity funds category for each Fund as constructed by data presented by Morningstar Direct (each a “Morningstar Peer Group”).

The Trustees noted that for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2018, the Core Plus Fund’s performance was above the Morningstar Peer Group medians for both large blend funds and long-short equity funds.  The Trustees further noted that for the one-year and five-year periods ended April 30, 2018, the Core Plus Fund’s performance ranked as the best among the Morningstar Peer Group for long-short equity funds.  The Trustees also noted that for the quarter, one-year and since inception period ended March 31, 2018, the Core Plus Fund had outperformed the Russell 3000 Total Return Index.  The Trustees noted the Core Plus Fund had underperformed the Russell 3000 Total Return Index for the three-year and five-year periods ended March 31, 2018.

The Trustees noted that for the year-to-date, one-year and three-year periods ended April 30, 2018, the Opportunities Fund’s performance was below the Morningstar Peer Group median for small blend funds.  The Trustees also noted the Opportunities Fund’s performance was above the Morningstar Peer Group median for long-short equity funds for the three-year period ended April 30, 2018, and for the year-to-date and one-year periods ended April 30, 2018, the Opportunities Fund’s performance was below the Morningstar

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

Peer Group median for long-short equity funds and that the Fund’s absolute performance was negative for the year-to-date period ended April 30, 2018.  The Trustees also noted that for the quarter, one-year, three-year and since inception periods ended March 31, 2018, the Opportunities Fund had underperformed the Russell 2000 Total Return Index.

The Trustees noted that for the year-to-date and one-year periods ended April 30, 2018, the Market Neutral Fund’s performance was above the Morningstar Peer Group median for both market neutral funds and long-short equity funds.  The Trustees noted the Market Neutral Fund’s performance outperformed the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter, one-year and since inception periods ended March 31, 2018.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees also considered the cost structure of the Funds relative to the Morningstar Peer Groups.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser was providing subsidies for the Market Neutral Fund’s operations in the form of management fee waivers.  The Trustees also examined the level of profits realized by the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser with respect to the Market Neutral Fund, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 25, 2018 meeting and the August 20, 2018 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that the Core Plus Fund’s contractual management fee of 1.00% was below the Morningstar Peer Group average of 1.06% for long-short equity funds and above the Morningstar Peer Group average of 0.73% for large blend funds.  The Trustees noted that the Core Plus Fund was operating below its expense cap of 1.50%.  The Trustees noted that the Core Plus Fund’s total expense ratio of 1.27% (which excludes dividends and interest on short positions) was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.44% for long-short equity funds, but above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.93% for large blend funds.

The Trustees noted that the Opportunities Fund’s contractual management fee of 1.00% was below the Morningstar Peer Group average of 1.07% for long-short equity funds and above the Morningstar Peer Group average of 0.87% for small blend funds.  The Trustees noted that the Opportunities Fund was operating below its expense cap of 1.50%.  The Trustees noted that the Opportunities Fund’s total expense ratio of 1.36% (which excludes dividends and interest on short positions) was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.38% for long-short equity funds, but above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.12% for small blend funds.

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

The Trustees noted that the Market Neutral Fund’s contractual management fee of 1.00% was below the Morningstar Peer Group average of 1.16% for long-short equity funds and 1.03% for market neutral funds.  The Trustees noted that the Market Neutral Fund’s total expense ratio of 1.50% (which excludes dividends and interest on short positions) was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.51% for market neutral funds, but above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.49% for long-short equity funds.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that while the Adviser was not realizing profits in connection with its management of the Market Neutral Fund, the Adviser’s profit from sponsoring the Core Plus Fund and Opportunities Fund had not been, and currently was not, excessive and the Adviser maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement for an additional term ending August 31, 2019 as being in the best interests of each Fund and its shareholders.

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

BASIS FOR TRUSTEES’ APPROVAL OF INTERIM INVESTMENT ADVISORY AGREEMENT AND NEW INVESTMENT ADVISORY AGREEMENT

In connection with a proposed change in control of the Adviser, the Trustees met on August 20, 2018 to consider the approval of an interim advisory agreement under Rule 15a-4 of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Interim Investment Advisory Agreement”) and a new investment advisory agreement (the “New Investment Advisory Agreement”), between the Trust, on behalf of the Funds, each a series of the Trust, and the Adviser.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreements, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.

The Trustees also received information periodically throughout the year that was relevant to the Interim Investment Advisory Agreement and the New Investment Advisory Agreement approval, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Interim Investment Advisory Agreement and the New Investment Advisory Agreement.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Funds and the amount of time devoted by the Adviser’s staff to the Funds’ operations.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of David J. Abitz and Justin Neuberg, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees noted that the Adviser does not manage any other accounts that utilize strategies similar to those employed by the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

Adviser’s compliance program and discussed the Adviser’s marketing activities and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under each of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE ADVISER AND THE FUNDS

The Trustees discussed the performance of the Core Plus Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2018.  The Trustees also discussed the performance of the Opportunities Fund for the year-to-date, one-year and three-year periods ended April 30, 2018.  The Trustees further discussed the performance of the Market Neutral Fund for the year-to-date and one-year periods ended April 30, 2018.  In assessing the quality of the portfolio management services provided by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Total Return Index for the Core Plus Fund, the Russell 2000 Total Return Index for the Opportunities Fund and the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index for the Market Neutral Fund), and in comparison to a peer group of funds as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end large blend funds and a peer group of U.S. open-end long-short equity funds for the Core Plus Fund, a peer group of U.S. open-end small blend funds and a peer group of U.S. open-end long-short equity funds for the Opportunities Fund, and a peer group of U.S. open-end market neutral funds and a peer group of U.S. open-end long-short equity funds for the Market Neutral Fund) (each a “Morningstar Peer Group”).

The Trustees noted that for each of the year-to-date, one-year, three-year and five-year periods ended April 30, 2018, the Core Plus Fund’s performance was above the Morningstar Peer Group medians for both large blend funds and long-short equity funds, and that for the one-year and five-year periods ended April 30, 2018, the Core Plus Fund’s performance was the best among the Morningstar Peer Group for long-short equity funds.  The Trustees also noted that for the year-to-date, one-year and since inception periods ended March 31, 2018, the Core Plus Fund had outperformed the Russell 3000 Total Return Index.  The Trustees noted the Core Plus Fund had underperformed the Russell 3000 Total Return Index for the three-year and five-year periods ended March 31, 2018.

The Trustees noted that for the year-to-date, one-year and three-year periods ended April 30, 2018, the Opportunities Fund’s performance was below the Morningstar Peer Group medians for small blend funds and below the Morningstar Peer Group medians for

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

long-short equity funds for the year-to-date and one-year periods ended April 30, 2018, but above the Morningstar Peer Group median for long-short equity funds for the three-year period ended April 30, 2018.  The Trustees further noted that the Opportunities Fund’s absolute performance was negative for the year-to-date period ended April 30, 2018.  The Trustees also noted that for the quarter, one-year, three-year and since inception Periods ended March 31, 2018, the Opportunities Fund had underperformed the Russell 2000 Total Return Index.

The Trustees noted that for the year-to-date and one-year periods ended April 30, 2018, the Market Neutral Fund’s performance was above the Morningstar Peer Group median for both market neutral funds and long-short equity funds.  The Trustees noted the Market Neutral Fund outperformed the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter, one-year and since inception periods ended March 31, 2018.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICE AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selection.  The Trustees considered the cost structure of the Funds relative to the Morningstar Peer Groups.

The Trustees also considered the overall profitability of the Adviser and reviewed relevant financial information of the Adviser.  The Trustees also examined the level of profits to be realized by the Adviser from the fees payable under each of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement, as well as the Funds’ brokerage practices.  These considerations were based on materials requested by the Trustees and the Funds’ administrator in advance of the April 20, 2018 meeting.

The Trustees noted that the Core Plus Fund’s contractual management fee of 1.00% was above the Morningstar Peer Group average of 0.73% for large blend funds and below the Morningstar Peer Group average of 1.06% for long-short equity funds.  The Trustees noted that the Core Plus Fund was operating below its expense cap of 1.50%.  The Trustees noted that the Core Plus Fund’s total expense ratio of 1.27% (which excludes dividends and interest expenses on short positions) was above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.93% for large blend funds and below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.44% for long-short equity funds.

The Trustees noted that the Opportunities Fund’s contractual management fee of 1.00% was above the Morningstar Peer Group average of 0.87% for small blend funds and below the Morningstar Peer Group average of 1.07% for long-short equity funds.  The Trustees

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

noted that the Opportunities Fund was operating below its expense cap of 1.50%.  The Trustees noted that the Opportunities Fund’s total expense ratio of 1.36% (which excludes dividends and interest expenses on short positions) was above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.12% for small blend funds and below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.38% for long-short equity funds.

The Trustees noted that the Market Neutral Fund’s contractual management fee of 1.00% was below the Morningstar Peer Group average of 1.03% for market neutral funds and 1.16% for long-short equity funds.  The Trustees noted that the Market Neutral Fund’s total expense ratio of 1.50% (which excludes dividends and interest expenses on short positions) was in line with the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.51% for market neutral funds and 1.49% for long-short equity funds.

The Trustees then noted the Interim Investment Advisory Agreement and the New Investment Advisory Agreement contained the identical fee structure as the Existing Advisory Agreement.  The Trustees further noted the Adviser had agreed to waive advisory fees and/or reimburse expenses of each Fund for the period that the Interim Investment Advisory Agreement is in place under an interim operating expense limitation agreement between the Adviser and the Trust, on behalf of the Funds, and, in addition, for at least two years after the effective date of the New Investment Advisory Agreement under a new operating expense limitation agreement between the Adviser and the Trust, on behalf of the Funds.

The Trustees concluded that the Funds’ expenses and the management fees to be paid to the Adviser under each of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that the Adviser’s profit to be realized from sponsoring the Funds was not excessive and that the Adviser maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Funds’ management fee and whether the Funds were large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as the Funds’ assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded the proposed fee structure under each of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement was reasonable and reflects a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

CONVERGENCE FUNDS
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited) (Continued)

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or growth in separate account management services appear to be reasonable, and, in many cases, may benefit the Funds through growth in assets.

CONCLUSIONS

No single factor was determinative in the Board’s decision to approve each of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement for the Funds, but rather the Board based its determination on the total mix of information available to the Trustees.  Based on a consideration of all the factors in their totality, the Board determined that each of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement with the Adviser, including the advisory fees to be paid thereunder, was fair and reasonable.  The Board therefore determined that the approval of the Interim Investment Advisory Agreement and the New Investment Advisory Agreement would be in the best interest of each Fund and its shareholders.

CONVERGENCE FUNDS
Notice of Privacy Policy & Practices
(Unaudited)

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE FUNDS
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2018, the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund designated 27.17%, 11.17% and 0.00%, respectively, of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2018, 27.18%, 11.49% and 0.00% of dividends paid from net ordinary income for the Convergence Core Plus Fund, the Convergence Opportunities Fund and the Convergence Market Neutral Fund, respectively, qualified for the dividends received deduction available to corporate shareholders.

For the fiscal year ended November 30, 2018, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Convergence Core Plus Fund	97.78%
Convergence Opportunities Fund	100.00%
Convergence Market Neutral Fund	0.00%

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	28	Professor,	Independent
615 E. Michigan St.		Term; Since		Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette University	(an open-end
				(2004-present);	investment
				Chair, Department	company with
				of Accounting,	three
				Marquette University	portfolios).
(2004–2017).

Gary A. Drska	Trustee	Indefinite	28	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
three
portfolios).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Jonas B. Siegel	Trustee	Indefinite	28	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company)
				Officer (“CCO”),	(2010–2016);
				Granite Capital	Independent
				International Group,	Manager,
				L.P. (an investment	Ramius IDF
				management firm)	fund complex
				(1994–2011).	(two closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	28	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present), Executive	company)
				Vice President	(2003–2017);
				(1994–2017), U.S.	USA
				Bancorp Fund	MUTUALS
				Services, LLC.	(an open-end
investment
company)
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President,
Milwaukee, WI 53202	Officer,	July 1,		U.S. Bancorp Fund
Year of Birth: 1985	Vice	2017		Services,
	President			LLC (February
	and			2017–present);
	Anti-Money			Vice President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland
Group, Inc. (May
2016–November
2016); Vice
President, CCO and
Senior Legal Counsel
(May 2016–November
2016), Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance Counsel
(2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp
Milwaukee, WI 53202		May 29, 2015		Fund Services,
Year of Birth: 1981				LLC (2012–present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Material Event and Results of the Shareholder Meeting (unaudited)

On August 20, 2018, the Adviser announced that Montage Investments, LLC (“Montage”), which is wholly owned by the Bicknell Family Holding Company and the owner of 71.5% of the outstanding equity interests in the Adviser, entered into an agreement (the “Agreement”) with Nile Capital Group, LLC (“Nile”), under the terms of which Nile agreed to purchase Montage’s 71.5% equity interest in the Adviser effective as of September 30, 2018 (the “Transaction”). Under the 1940 Act, the Adviser’s ownership change resulted in a technical “assignment” of the existing investment advisory agreement between the Adviser and the Trust, on behalf of the Funds, and, consequently, the automatic termination of the existing investment advisory agreement. In anticipation of the Transaction, at an in-person meeting of the Board of Trustees of the Trust (the “Board”) held on August 20, 2018, the Board approved a new investment advisory agreement between the Adviser and the Trust, on behalf of the Funds, on terms substantially identical to the existing investment advisory agreement with the Adviser.

A special meeting of the shareholders of the Funds was held on November 1, 2018 (the “special meeting”). The sole proposal at the special meeting was to approve an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “proposal”). As of the September 17, 2018 record date for the special meeting, the number of shares outstanding for each of the Funds and entitled to vote at the special meeting were 5,798,072.0470 for the Convergence Core Plus Fund, 3,163,775.1680 for the Convergence Opportunities Fund and 6,270,412.2630 for the Convergence Market Neutral Fund. The quorum required to conduct business at the special meeting was one-third of the outstanding shares of each Fund as of the September 17, 2018 record date. The shares present at the November 1, 2018 special meeting for purposes of determining

CONVERGENCE FUNDS
Additional Information (Continued)
(Unaudited)

whether a quorum existed for each Fund were: 3,692,658.224 present by proxy, representing 63.69% of the total outstanding shares of the Convergence Core Plus Fund; 1,955,930.153 present by proxy, representing 61.82% of the total outstanding shares of the Convergence Opportunities Fund; and 4,538,331.282 present by proxy, representing 72.38% of the total outstanding shares of the Convergence Market Neutral Fund.

For the Convergence Core Plus Fund, of the 3,692,658.224 shares present by proxy, 3,689,716.449 shares or 99.921% voted in favor (representing 63.637% of total outstanding shares), 2,685.775 shares or 0.073% voted against (representing 0.046% of total outstanding shares), and 256 shares or 0.006% abstained from voting (representing 0.004% of total outstanding shares).

For the Convergence Opportunities Fund, of the 1,955,930.153 shares present by proxy, 1,955,930.153 shares or 100% voted in favor (representing 61.822% of total outstanding shares), 0 shares or 0% voted against (representing 0% of total outstanding shares), and 0 shares or 0% abstained from voting (representing 0% of total outstanding shares).

For the Convergence Market Neutral Fund, of the 4,538,331.282 shares present by proxy, 4,536,959.282 shares or 99.970% voted in favor (representing 72.355% of total outstanding shares), 0 shares or 0% voted against (representing 0% of total outstanding shares), and 1,372.000 shares or 0.030% abstained from voting (representing 0.021% of total outstanding shares).

The vote required for approval of the proposal was the affirmative vote of a “majority of the outstanding voting securities” of each of the Funds. Under the 1940 Act, a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) 67% of the shares present at the meeting if more than 50% of the outstanding shares of a Fund are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund. As such, the proposal was determined to have passed for each of the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-677-9414 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

 (This Page Intentionally Left Blank.)

CONVERGENCE FUNDS

Investment Adviser	Convergence Investment Partners, LLC
1245 Cheyenne Avenue
Suite 102
Grafton, Wisconsin 53024

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

MN-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Incorporated by reference to the registrant’s Form N-CSR filed on February 3, 2017.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2018	FYE 11/30/2017
Audit Fees	$49,500	$49,500
Audit-Related Fees	0	0
Tax Fees	$9,000	$9,000
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2018	FYE 11/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2018	FYE 11/30/2017
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the registrant’s Form N-CSR filed on February 3, 2017.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    February 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date    February 4, 2019

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    February 4, 2019

* Print the name and title of each signing officer under his or her signature.